As filed with the U.S. Securities and Exchange Commission on December 31, 2003
                                                Securities Act File No. 333-____
                                        Investment Company Act File No. 811-____
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

         Registration Statement Under The Securities Act Of 1933           |X|

                       Pre-Effective Amendment No.                         |_|

                      Post-Effective Amendment No.                         |_|

                                 and/or

     Registration Statement Under The Investment Company Act Of 1940       |X|

                              Amendment No.                                |_|
                    (Check appropriate box or boxes)

                                AIG SERIES TRUST
                 (Exact Name of Registrant Specified in Charter)

                           Harborside Financial Center
                                  3200 Plaza 5
                              Jersey City, NJ 07311
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 858-8850

               Robert M. Zakem, Esq.                         With copies to:
     Senior Vice President and General Counsel              Jon S. Rand, Esq.
       AIG SunAmerica Asset Management Corp.                   Dechert LLP
            Harborside Financial Center                   30 Rockefeller Plaza
                    3200 Plaza 5                        New York, New York 10112
               Jersey City, NJ 07311
       (Name and Address of Agent for Service)

                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

         It is proposed that this filing will become effective (check appropriate box):

|_|  Immediately upon filing pursuant to paragraph (b)      |_|  on (date) pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)(1)      |_|  on (date) pursuant to paragraph (a)(1)
|_|  75 days after filing pursuant to paragraph (a)(2)      |_|  on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

|_| This post-effective amendment designated a new effective date for a previously filed post-effective amendment.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                                EXPLANATORY NOTE

This initial Registration Statement on Form N-1A is for the purpose of registering four initial series of the Registrant and it includes the combined Prospectus and Statement of Additional Information for the 2010 High-Water Mark Fund, 2015 High-Water Mark Fund, 2020 High-Water Mark Fund and 2025 High-Water Mark Fund. The Registrant is also filing under separate cover its Notification of Registration on Form N-8A concurrently with this filing.

___________ ___, 2004                                                 PROSPECTUS


AIG SERIES TRUST

         2010 HIGH-WATER MARK FUND
         2015 HIGH-WATER MARK FUND
         2020 HIGH-WATER MARK FUND
         2025 HIGH-WATER MARK FUND

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                             AIG LOGO SunAmerica
                                                                    Mutual Funds

         TABLE OF CONTENTS

                                                                            PAGE

FUND HIGHLIGHTS................................................................1
SHAREHOLDER ACCOUNT INFORMATION...............................................11
   INVESTMENT STRATEGY........................................................25
   ADDITIONAL INFORMATION ABOUT THE FUNDS' RISKS..............................29
   GLOSSARY...................................................................39
      INVESTMENT TERMINOLOGY..................................................39
      RISK TERMINOLOGY........................................................41
FUND MANAGEMENT...............................................................42
































                                                             AIG LOGO SunAmerica
                                                                    Mutual Funds
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FUND HIGHLIGHTS
--------------------------------------------------------------------------------

Q&A

The following questions and answers are designed to give you an overview of the four Funds of AIG Series Trust - 2010 High-Water Mark Fund, 2015 High-Water Mark Fund, 2020 High-Water Mark Fund and 2025 High-Water Mark Fund (each a "Fund, and collectively the "Funds") - and to provide you with information about the Funds' investment goals, principal investment strategies, and principal investment techniques. Each Fund has the same investment goals and investment strategy, but has a different Protected Maturity Date (E.G., 2010, 2015, 2020, 2025). Each Fund's goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that the investment goals of the Funds will be met or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided under "More Information About the Funds," on pages 23-38, and the glossary that follows on pages 39-41.

Q:   WHAT ARE THE FUNDS' INVESTMENT GOALS?

A: Each Fund seeks capital appreciation to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the Protected High-Water Mark Value (as defined below). Each Fund seeks high total return as a secondary objective.

Q:   WHAT ARE THE FUNDS DESIGNED TO ACHIEVE?

A: Each Fund undertakes ("Payment Undertaking") that on its Protected Maturity Date, each shareholder in the Fund will be entitled to redeem his or her shares then outstanding for an amount no less than the highest NAV per share attained at any time during the Fund's Investment Period, less the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was attained, and any extraordinary expenses ("Protected High-Water Mark Value").

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FUND HIGHLIGHTS
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(Call boxes for page 1)

The INVESTMENT PERIOD for each Fund commences on [March ___], 2004 and ends on that Fund's Protected Maturity Date, at which time the Fund will liquidate and cease operations. During its Investment Period, a Fund will make a continuous public offering of its shares. Under certain limited circumstances, a Fund may close to new investments or liquidate altogether prior to its scheduled Protected Maturity Date [To be adjusted based on final form of the Put Agreement]. Please see page 37 of this Prospectus for further information.

The PROTECTED MATURITY DATE for each of the Funds is:

2010 High-Water
Mark Fund                  [________], 2010

2015 High-Water
Mark Fund                  [________], 2015

2020 High-Water
Mark Fund                  [________], 2020

2025 High-Water
Mark Fund                  [________], 2025


NET ASSET VALUE, or NAV, is the value of a Fund's assets minus all liabilities divided by the number of shares outstanding. The Funds calculate their NAV each business day.


The PROTECTED HIGH-WATER MARK VALUE for a Fund is the highest net asset value per share attained at any time during the Fund's Investment Period, reduced by the sum of all dividends and distribution per share paid subsequent to the date on which the highest share value was achieved, and any extraordinary expenses.


EXTRAORDINARY EXPENSES means any Fund fees and expenses that are not incurred or accrued in the ordinary course of the Fund's business (including for example, all costs of defending or prosecuting any claim, or litigation, to which the Fund is a party, together with any amounts in judgment, settlement or indemnification expense incurred by the Fund or any other non-recurring, non-operating expenses).

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FUND HIGHLIGHTS
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Q:   WHAT ARE THE FUNDS' PRINCIPAL STRATEGIES AND TECHNIQUES?

A: The Funds seek to generate capital appreciation by dynamically allocating their portfolio exposure to U.S. equity markets (consisting of exchange traded S&P 500 Index futures) and to U.S. fixed income markets (consisting of U.S. government securities, primarily STRIPS and other zero-coupon securities, and high-grade money market instruments).

     The Funds' subadviser, Trajectory Asset Management LLC ("Adviser"), implements the dynamic exposure allocation strategy through a disciplined quantitative investment approach that seeks to maximize prospects for capital appreciation while preserving investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected High-Water Mark Value and the actual NAV per share of a Fund on its Protected Maturity Date.

Q:   HOW ELSE ARE THE FUNDS' HIGH-WATER MARK VALUES PROTECTED?

A: The Payment Undertaking is backed by a put agreement ("Put Agreement") between AIG Series Trust, on behalf of the Funds, and Prudential Global Funding, Inc. ("PGF"), under which PGF will pay to each Fund any shortfall between the Protected High-Water Mark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential Financial").

     THE PROTECTED HIGH-WATER MARK VALUE ON A PER SHARE BASIS IS REDUCED BY DIVIDENDS AND DISTRIBUTIONS PAID; A SHAREHOLDER WHO REINVESTS DIVIDENDS AND DISTRIBUTIONS, HOWEVER, RECEIVES ADDITIONAL SHARES THAT MAINTAIN HIS OR HER AGGREGATE PROTECTED HIGH-WATER MARK VALUE. A SHAREHOLDER'S AGGREGATE PROTECTED HIGH-WATER MARK VALUE WILL BE REDUCED, AS MORE FULLY EXPLAINED IN THIS PROSPECTUS:

          o IF THE SHAREHOLDER TAKES ANY DIVIDENDS OR DISTRIBUTION IN CASH INSTEAD OF REINVESTING THEM IN ADDITIONAL SHARES OF THE FUNDS;

          o    IF HE OR SHE REDEEMS  ANY SHARES  BEFORE THE  PROTECTED  MATURITY
               DATE;

          o    IF THERE ARE EXTRAORDINARY EXPENSES INCURRED BY THE FUND;

          o IF THE FUNDS' INVESTMENT STRATEGY OTHERWISE IS UNSUCCESSFUL, IF THE MANAGER, THE FUND OR THE ADVISER FAILS TO PERFORM CERTAIN OBLIGATIONS UNDER THE PUT AGREEMENT, OR

          o    IF  BOTH  PGF  AND  PRUDENTIAL   FINANCIAL  FAIL  TO  MEET  THEIR
               OBLIGATIONS UNDER THE PUT AGREEMENT

     SEE "MORE INFORMATION ABOUT THE FUNDS -- THE PAYMENT UNDERTAKING" AND " - ADDITIONAL INFORMATION ABOUT THE FUNDS' RISKS."

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FUND HIGHLIGHTS
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(Call boxes for page 3)


S&P 500 INDEX FUTURES are legally binding agreements for the future sale by one party and purchase by another party of a specified amount of the S&P 500 Index for a specified price on a designated future date. A futures contract is part of a class of securities called derivatives, so named because these securities derive their value from the worth of the underlying investments.


ZERO-COUPON GOVERNMENT SECURITIES are debt obligations that are issued or purchased at a significant discount from face value. Zero-coupon government securities do not require periodic payment of interest and are highly interest rate sensitive.


STRIPS (SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES) are created by the Federal Reserve Bank by separating the interest and principal components of outstanding U.S. Treasury or agency bonds and selling them as individual securities.

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FUND HIGHLIGHTS
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Q:   WHAT ARE THE FUNDS' PRINCIPAL RISKS?

A: You could lose money on an investment in a Fund. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Funds. Various additional risks are described below on pages 29-38 of this Prospectus.

     The principal risks of an investment in the Funds involve opportunity costs, as well as the risks associated with exposure to the equity and fixed income markets. Opportunity costs involve the likelihood that a Fund's equity exposure drops to a low level or is eliminated altogether during periods of low interest rates or declining equity markets. This would reduce the Funds' ability to participate in upward equity market movements, and therefore, represents some loss of opportunity compared to a portfolio that is fully invested in equities. Because the Funds participate in both the equity and debt markets, a Fund may underperform stock funds when stocks are in favor and underperform bond funds when stocks are out of favor.

Q: HOW DO THE FUNDS DIFFER FROM ORDINARY PRINCIPAL PROTECTED OR TARGET MATURITY FUNDS?

A: Ordinary principal protected funds only offer protection on an investor's initial investment and provide no assurance of preserving investment gains. Moreover, those funds only offer their shares for a limited period and then close to new investments.

     In contrast, the High-Water Mark Funds CONTINUOUSLY OFFER THEIR SHARES and provide the flexibility to make systematic investments over time targeted to chosen Protected Maturity Dates. More importantly, the Funds seek to PRESERVE INVESTMENT GAINS and return the Protected High-Water Mark Value at the Protected Maturity Date - EVEN IF IT WAS ATTAINED BEFORE YOU WERE A SHAREHOLDER OF THE FUND.

     Ordinary target maturity funds seek to tailor their portfolios' risk level to suit their time horizon. As maturity approaches, these funds generally reallocate their portfolios (e.g., by reducing their portfolios' allocation to stocks and increasing their fixed income exposure, but reducing the duration of their fixed income securities) so as to reduce expected risk and consequently expected return.

     The High-Water Mark Funds generally tailor their portfolios' risk level over time in a manner similar to ordinary target maturity funds. In contrast to ordinary target maturity funds, however, the High-Water Mark Funds seek to preserve principal and investment gains at the Protected Maturity Date.

Q:   WHO ARE THE FUNDS DESIGNED FOR?

A: The Funds' Payment Undertaking can assist investor planning by assuring a certain minimum value of investment on a particular Protected Maturity Date. Generally, the Funds should be purchased only by investors who:

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

          o have a long-term investment horizon compatible with the chosen Fund's Protected Maturity Date,

          o seek potential for capital appreciation but place a premium on capital preservation,

          o    want a professionally managed and diversified portfolio, and

          o    are not seeking current income through cash dividends.

     The Funds are inappropriate as:

          o a means of "capturing" a Protected High-Water Mark Value that exceeds today's NAV. The protected "yield" that the investor earns is capped by the Early Closure Condition provision (as discussed below) and is always inferior to Treasury bonds of like duration. This is true even in periods of rising interest rates, when the disparity between current NAV and the Protected High-Water Mark Value may be pronounced.

          o a short-term investment, despite the Funds' daily liquidity, since interim losses in value are not protected.

          o an equity substitute, since the Funds' equity exposure is limited and generally declines over time.

Q:   WHAT SPECIAL CONDITIONS APPLY TO THE FUND?

A: The following terms will apply to each Fund upon the occurrence of an Early Closure Condition.

     If an Early Closure Condition occurs in the judgment of the Adviser, the Funds will close to new investments, though a new Fund with the same Protected Maturity Date may be established to accept new contributions. A Fund will terminate by accelerating its Protected Maturity Date and distribute liquidation proceeds to its shareholders if ALL of the following circumstances happen:

          o    If a Fund has had its Equity Risk Budget drop to zero;

          o The Fund is in the final three years prior to its Protected Maturity Date; and

          o The Fund has a portfolio yield less than total Fund operating expenses.

     [To be adjusted based on final form of the Put Agreement]

Q:   HOW HAVE THE FUNDS PERFORMED HISTORICALLY?

A: Because the Funds are new, they do not have performance information an investor may find useful in evaluating an investment in the Funds.

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FUND HIGHLIGHTS
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(Call boxes for page 6)


An EARLY CLOSURE CONDITION is a circumstance where the Adviser irrevocably allocates all of a Fund's assets to fixed income securities and/or the yield on the fixed income portfolio is insufficient to cover the Fund's operating expenses.


The EQUITY  RISK  BUDGET  for a Fund  defines  its  maximum  permissible  equity
exposure  as  determined  by  the  Adviser's   proprietary  exposure  allocation
formulae.

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FUND HIGHLIGHTS
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Q:   WHAT ARE THE FUNDS' EXPENSES?

A: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                            Class A     Class II
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Maximum Sales Charge (Load)                              5.75%       2.00%
     Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)(1)                   5.75%       1.00%
     Maximum Deferred Sales Charge (Load)
     (as a percentage of amount redeemed)(2)                  None        1.00%
     Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends                          None        None
     Redemption Fee (as a percentage of amount
     redeemed, if applicable)(3)                              2.00%       2.00%
     Exchange Fee                                             0.00%       0.00%
     Maximum Account Fee                                      ___%        ___%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     Management Fees(4)                                        .65%        .65%
     Distribution (12b-1) Fees(5)                              .35%       1.00%
     Other Expenses (6)                                       ___%        ___%

Total Annual Fund Operating Expenses                          ___%        ___%

Expense Reimbursement                                         ___%        ___%
Net Expenses(7)                                               ___%        ___%

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. Please see pages 11-13 for more information on the CDSCs.

(3) Applicable to certain redemptions of Fund shares within 90 days of purchase. Please see page 13 for additional information.

(4) If the Fund becomes completely and irreversibly invested in fixed income securities, the Management Fees will be .40% for the remainder of the Investment Period.

(5) [Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying the Class A sales charge].

(6) Because the Funds are new, Other Expenses, shown above, are estimated. The fee of 0.35% paid to PGF under the Put Agreement is included in Other Expenses.

(7) [The Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory and Management Agreement subject to the net expense ratios set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Trustees, without the approval of the Trustees, including a majority of the
     Independent Trustees. The expense waivers and fee reimbursements will continue for one year and may continue annually thereafter, subject to the approval by the Trustees, including a majority of the Independent Trustees].

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FUND HIGHLIGHTS
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EXAMPLE

     This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

If you redeemed your investment at the end of the periods indicated:

                                       1 year     3 years    5 years    10 years
2010 HIGH-WATER MARK FUND

(Class A shares) ...................   $_____     $_____     $_____     $_____
(Class II shares) ..................   $_____     $_____     $_____     $_____


                                       1 year     3 years    5 years    10 years
2015 HIGH-WATER MARK FUND

(Class A shares) ...................   $_____     $_____     $_____     $_____
(Class II shares) ..................   $_____     $_____     $_____     $_____


                                       1 year     3 years    5 years    10 years
2020 HIGH-WATER MARK FUND

(Class A shares) ...................   $_____     $_____     $_____     $_____
(Class II shares) ..................   $_____     $_____     $_____     $_____


                                       1 year     3 years    5 years    10 years
2025 HIGH-WATER MARK FUND

(Class A shares) ...................   $_____     $_____     $_____     $_____
(Class II shares) ..................   $_____     $_____     $_____     $_____

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FUND HIGHLIGHTS
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You would pay the following expenses if you did not redeem your shares:

                                       1 year     3 years    5 years    10 years
2010 HIGH-WATER MARK FUND

(Class A shares) ...................   $_____     $_____     $_____     $_____
(Class II shares) ..................   $_____     $_____     $_____     $_____


                                       1 year     3 years    5 years    10 years
2015 HIGH-WATER MARK FUND

(Class A shares) ...................   $_____     $_____     $_____     $_____
(Class II shares) ..................   $_____     $_____     $_____     $_____


                                       1 year     3 years    5 years    10 years
2020 HIGH-WATER MARK FUND

(Class A shares) ...................   $_____     $_____     $_____     $_____
(Class II shares) ..................   $_____     $_____     $_____     $_____


                                       1 year     3 years    5 years    10 years
2025 HIGH-WATER MARK FUND

(Class A shares) ...................   $_____     $_____     $_____     $_____
(Class II shares) ..................   $_____     $_____     $_____     $_____

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SHAREHOLDER ACCOUNT INFORMATION
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SHAREHOLDER ACCOUNT INFORMATION

SELECTING A SHARE CLASS

     Each Fund offers two classes of shares through this Prospectus: Class A and Class II. Each class of shares has its own cost structure or requirements, so you can choose the one best suited to your investment needs. Your broker or financial adviser can help you determine which class is right for you.

                CLASS A                                  CLASS II

o  Front-end    sales   charges,    as    o  Front-end    sales   charges,    as
   described below.  There are several       described below.
   ways to reduce these charges,  also
   described below.                       o  Higher annual expenses than Class A
                                             shares.
o  Lower annual expenses than Class II
   shares.                                o  Deferred sales charge on shares you
                                             sell  within   eighteen  months  of
                                             purchase, as described below.

                                          o  Automatic  conversion  to  Class  A
                                             shares  approximately  eight  years
                                             after  purchase (not  applicable to
                                             the 2010 High-Water Mark Fund).*


* Because Class A shares ordinarily will have a higher NAV than Class II shares because of their lower expense ratio, it may be possible that, following the automatic conversion from Class II shares to Class A shares, the total
   Protected High-Water Mark Value of a shareholder's interest could decrease following the conversion.

     AN INVESTOR WHO EXCHANGES OUT OF ONE FUND AND INTO ANOTHER FUND DOES NOT "IMPORT" THE PROTECTED HIGH-WATER MARK VALUE FROM THE FIRST FUND; RATHER, THE REDEMPTION EXTINGUISHES ANY ENTITLEMENT TO THE FIRST HIGH-WATER MARK AND THE PURCHASE OF THE SECOND FUND STARTS A NEW ENTITLEMENT TO THE SECOND FUND'S PROTECTED HIGH-WATER MARK VALUE IF THE SHARES ARE HELD TO THE PROTECTED MATURITY DATE. AN INVESTOR MAY EXCHANGE SHARES OF A FUND FOR SHARES OF THE SAME CLASS OF ANY OTHER FUND DISTRIBUTED BY AIG SUNAMERICA
     CAPITAL SERVICES, INC. ("DISTRIBUTOR"), EXCEPT FOR SUNAMERICA SENIOR FLOATING RATE FUND. CERTAIN CONDITIONS APPLY TO THE CONVERSION FEATURE IN CONNECTION WITH EXCHANGES, AS DESCRIBED ON PAGES 18-19.


CALCULATION OF SALES CHARGES

CLASS A.   Sales Charges are as follows:                          Sales Charge               Concession to Dealers
                                                       ----------------------------------- ---------------------------
                                                           % OF            % OF NET                   % OF
                                                          OFFERING          AMOUNT                  OFFERING
                                                           PRICE           INVESTED                  PRICE
                                                       ---------------- ------------------ ---------------------------
YOUR INVESTMENT
Less than $50,000................................           5.75%             6.10%                  5.00%
$50,000 but less than $100,000...................           4.75%             4.99%                  4.00%
$100,000 but less than $250,000..................           3.75%             3.90%                  3.00%
$250,000 but less than $500,000..................           3.00%             3.09%                  2.25%
$500,000 but less than $1,000,000................           2.10%             2.15%                  1.35%
$1,000,000 or more...............................           None              None                   1.00%

     INVESTMENTS OF $1 MILLION OR MORE: Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on shares you sell within one year of

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SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


     purchase and a 0.50% CDSC is charged on shares you sell after the first year and within the second year after purchase.

CLASS II.  Sales Charges are as follows:                  Sales Charge                  Concession to Dealers
                                                  ----------------------------- --------------------------------------
                                                       % OF         % OF NET                    % OF
                                                    OFFERING         AMOUNT                   OFFERING
                                                      PRICE         INVESTED                    PRICE
                                                  --------------- ------------- --------------------------------------
                                                      1.00%          1.01%                      1.00%

     There is also a CDSC of 1 % on shares you sell within 18 months after you buy them.

     DETERMINATION OF CDSC: Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

     FOR PURPOSES OF THE CDSC, WE COUNT ALL PURCHASES YOU MAKE DURING A CALENDAR MONTH AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

SALES CHARGE REDUCTIONS AND WAIVERS

     WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase Class A shares without front-end sales charges, including:

          o financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with the Distributor (this waiver may also apply to front-end sales charges of Class II shares)

          o    participants  in certain  retirement  plans that meet  applicable
               conditions,   as  described  in  the   Statement  of   Additional
               Information

          o Fund Trustees and other individuals, and their families, who are affiliated with any Fund or any of SunAmerica Mutual Funds distributed by the Distributor

          o selling brokers and their employees and sales representatives and their families

          o participants in the "Net Asset Value Transfer Program" (this waiver may also apply to front-end sales charges of Class II shares)

     o We will generally waive the CDSC for Class II shares in the following cases:

          o within one year of the shareholder's death or legal disability (individual and spousal joint tenancy accounts only)

          o taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which AIG SunAmerica Fund Services, Inc. serves as a fiduciary and in which the plan participant or accountholder has attained the age of 59-1/2 at the time the redemption is made

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SHAREHOLDER ACCOUNT INFORMATION
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          o    Fund Trustees and other  individuals  and their  families who are affiliated with any Fund or any of the SunAmerica Mutual Funds distributed by the Distributor

          o officers and employees of Trajectory Asset Management LLC and members of their immediate families

We will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that have executed an agreement with the Distributor to sell Class II shares with no front-end sales charge.

     REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial adviser, or consult the Statement of Additional Information.

     If you maintain brokerage accounts with multiple financial advisers, you may be entitled to a lower front-end sales load by aggregating the investments in those brokerage accounts. Please provide your account information to your financial adviser(s) to see if you may be eligible for a sales charge reduction.

     TO UTILIZE: IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION OR CDSC WAIVER, CONTACT YOUR BROKER OR FINANCIAL ADVISER.

     REINSTATEMENT PRIVILEGE. If you sell shares of a Fund, within one year after the sale you may invest some or all of the proceeds in the same share class of the same Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s).

REDEMPTION FEE

     A 2% redemption fee will be charged on Fund shares that are redeemed within 90 days of purchase. The fee is calculated on the NAV of the shares being redeemed and is deducted from the redemption proceeds. Shares held longest will be treated as redeemed first. The redemption fee will not be applied to redemptions of shares acquired through the reinvestment of dividends or distributions. All redemption fees will be paid to the applicable Fund and will help offset transaction expenses, market impact, and other costs associated with short-term trading.

DISTRIBUTION AND SERVICE FEES

     Each class of shares of each Fund has its own 12b-1 plan that provides for distribution and account maintenance and service fees (payable to the Distributor) based on a percentage of average daily net assets, as follows:

                                                       ACCOUNT MAINTENANCE AND
       CLASS                 DISTRIBUTION FEE                SERVICE FEE
         A                        0.10%                         0.25%
         II                       0.75%                         0.25%

     Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER ACCOUNT INFORMATION
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OPENING AN ACCOUNT (CLASS A AND CLASS II)

1.   Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investments for the Funds are as follows:

          o    non-retirement account: $500

          o    retirement account: $250

          o dollar cost averaging: $500 to open; you must invest at least $25 a month

     The minimum subsequent investments for the Funds are as follows:

          o    non-retirement account: $100

          o    retirement account: $25

3.   Complete  the  appropriate  parts  of the  Account  Application,  carefully following the instructions. If you have questions, please contact your broker or financial adviser or call Shareholder/Dealer Services at 1-800-858-8850.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial adviser.

6. As part of your application, you are required to provide information regarding your personal identification that is required under anti-money laundering laws, including the USA PATRIOT Act of 2001, as amended (the "PATRIOT Act"). If we are unable to obtain the required information, your application will be considered to be not in good order, and it therefore cannot be processed. Your application and any check or other deposit that accompanied your application will be returned to you. Applications must be received in good order under the PATRIOT Act requirements and as otherwise required in this prospectus in order to receive that day's net asset value. In addition, applications received in good order are nevertheless subject to customer identification verification procedures under the PATRIOT Act. We may ask to see your driver's license or other identifying documents. We may share identifying information with third parties for the purpose of verification. If your identifying information cannot be verified within 48 hours of receipt of your application, the account will not be processed and your original investment that accompanied the application will be redeemed at the then current net asset value and returned to you. In these circumstances, the amount redeemed may be less than your original investment and may have tax implications. Consult with your tax adviser for details. Non-resident aliens will not be permitted to establish an account through the check and application process at the transfer agent.

7. If you invest in the Funds through your dealer, broker or financial adviser, your dealer, broker or financial adviser may charge you a transaction-based or other fee for its services in connection with the purchase or redemption of fund shares. These fees are in addition to those imposed by the Fund and its affiliates. You should ask your dealer, broker or financial adviser about its applicable fees.

SHAREHOLDER ACCOUNT INFORMATION
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BUYING SHARES (CLASSES A AND CLASS II)

BUYING SHARES THROUGH YOUR DEALER. You can buy shares through any dealer, broker or financial institution that has a selling agreement with the Distributor. Your dealer will place your order with the Fund on your behalf.

BUYING SHARES THROUGH THE FUND

      OPENING AN ACCOUNT                  ADDING TO AN ACCOUNT
BY CHECK
.................................................................................

o  Make out a check for the investment    o  Make out a check for the investment
   amount,  payable  to  the  specific       amount payable to the specific Fund
   Fund or SunAmerica Funds.                 or SunAmerica Funds.

o  Deliver    the   check   and   your    o  Include  the stub  from  your  Fund
   completed Account  Application (and       statement or a note  specifying the
   Supplemental  Account  Application,       Fund name,  your share class,  your
   if,  applicable)  to your broker or       account  number and the  name(s) in
   financial adviser, or mail them to:       which the account is registered.

         (via regular mail)               o  Indicate   the  Fund  and   account
         AIG SunAmerica Mutual Funds         number in the memo  section of your
         c/o BFDS                            check.
         P.O. Box 219186
         Kansas City, MO 64121-9186       o  Deliver  the check and your stub or
                                             note to your  broker  or  financial
         (via express, certified and         adviser, or mail them to:
         registered mail)
         AIG SunAmerica Mutual Funds         RETIREMENT &
         c/o BFDS                            NON-RETIREMENT ACCOUNTS:
         330 W. 9th St.                      (via regular mail)
         Kansas City, MO 64105-1514          AIG SunAmerica Mutual Funds
                                             c/o BFDS
                                             P.O. Box 219373
o  All  purchases   must  be  in  U.S.       Kansas City, Missouri 64121-9373
   dollars.  Cash, money orders and/or
   travelers   checks   will   not  be       (via express, certified and
   accepted.  A  $25.00  fee  will  be       registered mail)
   charged for all checks returned due       AIG SunAmerica Mutual Funds
   to insufficient funds.                    c/o BFDS
                                             330 W. 9th St.
o  Accounts  can  only  be  opened  by       Kansas City, MO 64105-1514
   check   on  funds   drawn   from  a
   non-U.S. bank if they are processed
   through a brokerage  account or the
   funds are drawn from a U.S.  branch
   of a non-U.S.  bank. A non-resident
   alien  can  only  open  an  account
   using   funds   from  a   brokerage
   account.  A personal  check from an
   investor  should be drawn  from the
   investor's    bank   account.    In
   general,   starter   checks,   cash
   equivalents,     stale-dated     or
   post-dated   checks   will  not  be
   accepted.

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


BY WIRE
.................................................................................

o  Deliver your completed  application    o  Instruct  your  bank  to  wire  the
   to your broker or financial adviser       amount of your investment to:
   or fax it to  AIG  SunAmerica  Fund
   Services, Inc. at 201-324-6496.           State Street Bank & Trust Company
                                             Boston, MA
o  Obtain  your   account   number  by       ABA #0110-00028
   referring  to your  statement or by       DDA # 99029712
   calling  your  broker or  financial
   adviser    or    Shareholder/Dealer       Specify the Fund name,  your choice
   Services at 1-800-858-8850.               of  share  class,   your  new  Fund
                                             number and  account  number and the
o  Instruct  your  bank  to  wire  the       name(s)  in which  the  account  is
   amount of your investment to:             registered.  Your bank may charge a
                                             fee to wire funds
   State Street Bank & Trust Company
   Boston, MA
   ABA #0110-00028
   DDA # 99029712

   Specify the Fund name,  your choice
   of  share  class,   your  new  Fund
   number and  account  number and the
   name(s)  in which  the  account  is
   registered.  Your bank may charge a
   fee to wire funds


TO OPEN OR ADD TO AN ACCOUNT USING DOLLAR COST AVERAGING, SEE "ADDITIONAL INVESTOR SERVICES."

SELLING SHARES (CLASSES A AND CLASS II)

HOW                                                        REQUIREMENTS
THROUGH YOUR BROKER OR FINANCIAL ADVISER
.................................................................................

o  Accounts of any type.                  o  Call  your   broker  or   financial
                                             adviser to place your order to sell
o  Sales of any amount.                      shares.

BY MAIL
.................................................................................

o  Accounts of any type.                  o  Write   a   letter    of    request
                                             indicating  the  Fund  name,   your
o  Include  all   signatures  and  any       share class,  your account  number,
   additional  documents  that  may be       the name(s) in which the account is
   required (see next page).                 registered  and the dollar value or
                                             number of shares you wish to sell.
o  Mail the materials to:
                                          o  Sales,  of $100,000 or more require
(via regular mail)                           the letter of instruction to have a
AIG SunAmerica Mutual Funds                  signature guarantee.
c/o BFDS
P.O. Box 219186                           o  Any special  documents  required to
Kansas City, MO 64121-9186                   assure proper authorization.

(via express, certified and               o  A check will  normally be mailed on
registered mail)                             the  next   business   day  to  the
AIG SunAmerica Mutual Funds                  name(s)  and  address  in which the
c/o BFDS                                     account is registered, or otherwise
330 W. 9th St.                               according   to   your   letter   of
Kansas City, MO 64105-1514                   request.

SHAREHOLDER ACCOUNT INFORMATION
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BY PHONE
.................................................................................

o  Most accounts.                         o  Call Shareholder/Dealer Services at
                                             1-800-858-8850,  between  8:30 a.m.
o  Sales of less than $100,000.              and  7:00  p.m.  (Eastern  time) on
                                             most business days.  State the Fund
                                             name,   the  name  of  the   person
                                             requesting  the  redemption,   your
                                             share class,  your account  number,
                                             the names) in which the  account is
                                             registered  and the dollar value or
                                             number of shares you wish to sell.

                                          o  A  check  will  be  mailed  to  the
                                             name(s)  and  address  in which the
                                             account  is  registered,  or  to  a
                                             different  address  indicated  in a
                                             written  authorization   previously
                                             provided   to  the   Fund   by  the
                                             shareholder(s)  on the account.

BY WIRE
.................................................................................

o  Request  by mail to sell any amount    o  Proceeds  will normally be wired on
   (accounts of any type). A signature       the  next  business  day.   Minimum
   guarantee   may  be   required   in       amount  is $250.  A $15 fee will be
   certain circumstances.                    deducted from your account.

o  Request  by phone to sell less than
   $100,000.

BY INTERNET
.................................................................................

o  Visit     our    web     site    at    o  Proceeds for all transactions  will
   WWW.SUNAMERICAFUNDS.COM, and select       normally  be sent  on the  business
   the "View Your  Account"  hyperlink       day   after    the   trade    date.
   (generally    not   available   for       Additional    documents    may   be
   retirement accounts).                     required  for certain  transactions
                                             and  may not be  processed  via the
                                             internet.


     SELLING SHARES IN WRITING (CLASSES A AND CLASS II). In certain circumstances, you will need to make your request` to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

          o    your address of record has changed  within the past 30 days

          o    you are selling shares worth $100,000 or more

          o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

     You can generally obtain a signature guarantee from the following sources:

          o    a broker or securities dealer

          o    a federal savings, cooperative or other type of bank

          o    a savings and loan or other thrift institution

          o    a credit union

          o    a securities exchange or clearing agency

     A notary public CANNOT provide a signature guarantee

SHAREHOLDER ACCOUNT INFORMATION
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TRANSACTION POLICIES (ALL FUNDS AND CLASSES)

     VALUATION OF SHARES. The net asset value per share (NAV) for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund's shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Trustees.

     BUY AND SELL PRICES. When you buy Class A and Class II shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell Class A or Class II shares, you receive the NAV minus any applicable CDSCs (and less any applicable redemption fee).

     EXECUTION OF REQUESTS. Each Fund is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If the Fund or the Distributor receives your order before the Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Fund or the Distributor receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial adviser, you should make sure the order is transmitted to the Fund before its close of business. The Fund and the Distributor reserve the right to reject any order to buy shares.

     During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

     If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash.

     At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days from the date of receipt of payment.

     TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing or, you may visit our website at www.sunamericafunds.com, or call FastFacts at 1-800-654-4760.

     EXCHANGES. You may exchange shares of a Fund for shares of the same class of any other fund distributed by the Distributor, except for SunAmerica Senior Floating Rate Fund. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------


     exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

     AN INVESTOR WHO EXCHANGES OUT OF ONE FUND AND INTO ANOTHER FUND DOES NOT "IMPORT" THE PROTECTED HIGH-WATER MARK VALUE FROM THE FIRST FUND; RATHER, THE REDEMPTION EXTINGUISHES ANY ENTITLEMENT TO THE FIRST FUND'S PROTECTED HIGH-WATER MARK VALUE AND THE PURCHASE OF THE SECOND FUND STARTS A NEW ENTITLEMENT TO THE SECOND FUND'S PROTECTED HIGH-WATER MARK VALUE IF THE SHARES ARE HELD TO THE SECOND FUND'S PROTECTED MATURITY DATE.

     EFFECT OF EXCHANGES ON CLASS II CONVERSION FEATURE. Class II shares of the Funds (other than the 2010 High-Water Mark Fund) automatically convert to Class A shares of the same Fund approximately eight years after purchase. If you exchange a High-Water Mark Fund's Class II shares directly for Class II shares of another High-Water Mark Fund, the Class II conversion schedule applicable at the time you originally purchased your shares will continue to apply and you will be credited with the time you held the first Fund's shares. However, if you exchange High-Water Mark Fund Class II shares for Class II shares of one or more different funds distributed by the Distributor, you will be subject to that new fund's Class II conversion feature, if any, and will not be credited with the time you held the High-Water Mark Fund shares.

     To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. A Fund may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Fund may also refuse any exchange order without notice.

     CERTIFICATED SHARES. The Funds do not issue certificated shares.


ADDITIONAL INVESTOR SERVICES (CLASS A AND CLASS II)

     To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial adviser, or call Shareholder/Dealer Services at 1-800-858-8850.

     DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by the Distributor You determine the frequency and amount of your investments, and you can terminate your participation at any time.

     SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares periodically of one or more other funds distributed by the Distributor, for shares of the same class of a High-Water Mark Fund. UNDER THIS PROGRAM, ANOTHER FUND'S SHARES CAN BE EXCHANGED FOR SHARES OF A HIGH-WATER MARK FUND, BUT SHARES OF A HIGH-WATER MARK FUND CANNOT BE EXCHANGED FOR ANOTHER FUND'S SHARES. To use:

          o Specify the fund(s) from which you would like money withdrawn and into which you would like money invested.

          o    Determine  the  schedule:  monthly,   quarterly,   semi-annually,
               annually or in certain selected months.

          o    Specify the amount(s). Each exchange must be worth at least $50.

          o Accounts must be registered identically; otherwise a signature guarantee will be required.

SHAREHOLDER ACCOUNT INFORMATION
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     RETIREMENT  PLANS.  AIG SunAmerica  Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, 529 plans, Individual (K) plans and other pension and profit-sharing plans. Using these plans, you can invest in any fund distributed by the Distributor with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 6074.


     TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

     ACCOUNT MAILINGS:

     ACCOUNT STATEMENTS. In general, account statements are mailed to dealers and shareholders on a quarterly basis.

     TRANSACTION   CONFIRMATIONS.   Generally,   you  will  receive  an  account
     confirmation:

          o    After every transaction that affects your account balance (except
               a  dividend  reinvestment,   automatic  redemption  or  automatic
               purchase from your bank account).

          o After any changes of name or address of the registered owner(s), or after certain account option changes.

          o In all other circumstances, quarterly or annually, depending upon the Fund.

     IRS TAX FORMS. Every year you should also receive, if applicable, an IRS Form 1099 tax information statement, mailed by January 31.

     These mailings apply to accounts opened through the Fund. Accounts opened through a broker/ dealer firm will receive statements from that financial institution.

     PROSPECTUSES, ANNUAL, AND SEMI-ANNUAL REPORTS. As an alternative to regular mail, you may elect to receive these reports via electronic delivery. To enroll for this option, visit our web site at WWW.SUNAMERICAFUNDS.COM, and select the "Go Paperless" hyperlink (Note: this option is only available to accounts opened through the Fund.) To establish electronic delivery for accounts held in a brokerage account, contact your broker/dealer.

     DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends and capital gains distributions, if any, are paid at least annually by the Funds.

     DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Fund and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any fund distributed by the Distributor or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial adviser or call Shareholder Services at 1-800-858-8850, to change dividend and distribution payment options.

     UNLESS OTHERWISE SPECIFIED, ALL DIVIDENDS AND DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FULL AND FRACTIONAL SHARES OF A FUND. IF YOU DO NOT REINVEST ALL OF YOUR DIVIDENDS AND CAPITAL GAINS DISTRIBUTION IN THE FUND, YOUR AGGREGATE PROTECTED HIGH-WATER MARK VALUE WILL BE REDUCED.

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     TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the following tax implications of investing in a Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and not investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. When you sell or exchange Fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the Fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

     The dynamic exposure allocation process may increase turnover of a Fund's assets, which may result in the realization of additional gains by the Fund. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Fund shares. Any gains from the Fund's investments in futures contracts will generally be treated as long-term capital gain to the extent of 60% of the gain and the remainder will generally be treated as short-term capital gain. Shareholders will also receive taxable distributions of net income from investments in fixed income securities even in situations where a Fund has capital losses from investments in the U.S. equity markets.

     The determination of the tax character of any payment under the Put Agreement to the Fund as capital gain or ordinary income is not free from doubt under federal tax law. Each Fund intends to take the position that its right to receive the payment under the Put Agreement is itself a capital asset, and that the payment in termination of this right gives rise to capital gain. Were the Internal Revenue Service to challenge this position, it is believed that at least the portion of the payment attributable to capital losses previously realized by the Fund, and perhaps attributable to the Fund's unrealized capital losses, should be treated as capital gain. Any such gain would be offset by otherwise allowable capital losses, if any. To the extent that a Fund distributes the payment to its shareholders, a portion of the payment may constitute ordinary income to the shareholders, provided, however, because each Fund will terminate at the Protected Maturity Date, it is anticipated that the shareholders receiving the payment in exchange for their shares would be treated as receiving a return of capital to the extent of their basis in the shares of the Fund, and to the extent the payment exceeds basis, as having capital gain.

     The Funds will invest in zero-coupon U.S. government securities and other debt securities that are issued at a discount or provide for deferred interest. Even though the Funds receive no actual interest payments on these securities, the Funds will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price ("original issue discount") each year that the securities are held. Since the original issue discount income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements if shareholders request cash distributions.

     REMEMBER, THERE MAY BE TAXES ON TRANSACTIONS. Because the Funds' share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

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     RETURNS OF CAPITAL CAN OCCUR.  In certain  cases,  distributions  made by a
     Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

     The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax professional. Individual participants in the plans should consult their plan documents and their own tax advisers for information on the tax consequences associated with participating in the plans.

     "BUYING INTO A DIVIDEND." You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

     OTHER TAX CONSIDERATIONS. If you are not a resident or a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies.

     By law, each Fund must withhold a percentage (currently 28%) of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number.

     This section summarizes some of the consequences under current U.S. federal income tax law of an investment in the Funds. It is not a substitute for professional tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Funds under all applicable laws.

     SMALL ACCOUNTS. If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $24.00 annual charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges, or administrative fees (for retirement plans only).

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THE PAYMENT UNDERTAKING

Each Fund's Payment Undertaking provides that if you hold your Fund shares until the Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the Fund (minus all dividends and distributions paid subsequent to the Fund reaching this value, and any extraordinary expenses). This is known as the Protected High-Water Mark Value. Even if the Fund is itself unable to meet the Payment Undertaking on the Protected Maturity Date, the Fund can rely on the Put Agreement which provides that PGF will pay the amount of any shortfall between the Fund's Protected
High-Water Mark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met.

HOW IS THE PROTECTED HIGH-WATER MARK VALUE DETERMINED?

Below are several illustrations indicating how the Protected High-Water Mark Value would be calculated under different circumstances. These examples start with the following assumptions:

SHARES PURCHASED:  Class A Shares of the 2010 High-Water Mark Fund
AMOUNT OF PURCHASE:  $20,000
NET ASSET VALUE AT TIME OF PURCHASE:  $10 per share
TOTAL SALES LOAD PAID AT PURCHASE:  $1,150 (5.75% of $20,000)
TOTAL VALUE OF SHARES PURCHASED:  $18,850 ($20,000 - $1,150= $18,850)
TOTAL NUMBER OF SHARES PURCHASED:  1,885 (18,850/$10 per share = 1,885 shares)

OTHER ASSUMPTIONS: You hold your shares until the Protected Maturity Date and if the Fund's investment strategy is otherwise unsuccessful, there is no default in connection with the Put Agreement by either the Fund, the Adviser or PGF (and Prudential Financial).

EXAMPLE 1: The Fund's highest NAV attained is $11.00 per share and no dividends or distributions are paid after that value is reached.

You will receive $20,735, which is equal to the Protected High-Water Mark Value times the number of shares that you own ($11.00 x 1,885 = $20,735). This amount would be paid whether the Fund's highest NAV (Protected High-Water Mark Value) is reached before or after you purchase your shares.

EXAMPLE 2: Make the same assumptions as in example 1, except that the Fund's NAV reaches its highest point of $10 per share on the date of your purchase, then declines to $9.00 per share and no dividends or distributions are paid by the Fund after this date.

The amount payable to you upon redemption at the Protected Maturity Date would be $18,850 (1,885 x $10.00), the value of the shares you purchased, even though the Fund's NAV has gone down subsequently.

As the following examples illustrate, if you reinvest your dividends and distributions in additional shares of the Fund, the Protected High-Water Mark Value per share will decline as dividends and distributions are paid out, but this decline will be offset by the increase in the


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number  of  shares  you  own as a  result  of your  reinvestment.  If you do not reinvest your dividends and distributions in additional shares of the Fund, your aggregate High-Water Mark Value will be reduced with the same effect as if you had reinvested these dividends and distributions and then immediately redeemed them. If you redeem your shares prior to the Protected Maturity Date, you will not be entitled to receive the Protected High-Water Mark Value on those shares. If you redeem shares, you will then hold fewer shares at the then-current Protected High-Water Mark Value, thereby reducing your aggregate Protected High-Water Mark Value. A redemption made from the Fund prior to the Protected Maturity Date will be made at the Fund's then-current NAV, less any applicable CDSC, which may be lower than the Protected High-Water Mark Value.

EXAMPLE 3. Make the same assumptions as the previous examples, but the Fund's NAV increases to $11.25, which becomes the new Protected High-Water Mark. This means you have an aggregate High-Water Mark Protected Value of approximately $21,206 (1,885 x $11.25). Now assume the Fund declares a dividend of $0.15 per share which you decide to reinvest.

To recalculate the new Protected High-Water Mark Value per share:

1.   Determine the value of your dividend: 1,885 shares x $0.15 = $282.75.

2. Determine the number of shares that will be added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending net asset value per share on the day the dividend was paid (remember, the $0.15 dividend was paid out of Fund assets. $11.25 - $0.15 = $11.10): $282.75 / $11.10 = 24.47 additional shares.

3. Adjust your account for your additional shares: 1,885 + 24.47 = 1,910.47 shares that you now own.

4. Recalculate the new Payment Undertaking: $11.10 (new Protected High-Water Mark Value) x 1910.47 (new number of shares) = $21,206 (same as the day prior to the dividend payment).

EXAMPLE 4. You elect to receive Fund dividends and distributions in cash. We will use the same assumptions in Example 3 above, except that you elect to receive dividend in cash.

To recalculate your aggregate Protected High-Water Mark Value:

1.   Determine the value of your dividend: 1,885 shares x $0.15 = $282.75.

2.   Determine the new Protected High-Water Mark Value: $11.25 - $0.15 = $11.10.

3. Recalculate the new Payment Undertaking: $11.10 (new Protected High-Water Mark Value) x 1,885 (because you will receive this amount in cash rather than additional shares, the number of Fund shares you own remains at 1,885.) = $20,923.50 (This amount is $282.75 less than the pre-divided amount of $21,206 - exactly the amount of the dividend taken in cash). You should note that the same calculations can be done if

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     you redeem shares for cash in lieu of taking your dividends in cash. Either way, the value of the Payment Undertaking will be reduced by the exact amount that you remove from the Fund.

ALTHOUGH YOU CAN PERFORM THIS CALCULATION YOURSELF, THE FUND WILL RECALCULATE THE PROTECTED HIGH-WATER MARK VALUE FOR EACH SHARE CLASS WHENEVER THE FUND DECLARES A DIVIDEND OR MAKES A DISTRIBUTION, [AND WILL PUBLISH IT ON THE SUNAMERICA WEBSITE, TOGETHER WITH THE CURRENT NAV.] IT IS POSSIBLE THAT THE FUND'S CALCULATIONS MAY DIFFER FROM A SHAREHOLDER'S CALCULATION, FOR EXAMPLE, BECAUSE OF ROUNDING OR THE NUMBER OF DECIMAL PLACES USED. IN EACH CASE, THE FUND'S CALCULATIONS WILL CONTROL.

INVESTMENT STRATEGY

GENERAL

The Funds seek to generate capital appreciation by maintaining exposure to US equity markets, while also being invested in fixed income securities. Exposures to both markets are managed to minimize the risk of loss of principal and investment gains over the Funds' respective maturities and to become generally more conservative (that is, less exposed to equity markets) as the Fund's Protected Maturity Date approaches. Under normal market conditions, the Funds will initially seek significant equity exposures and relatively long duration fixed income exposures and will be managed such that, as the Protected Maturity Date approaches, Fund holdings are increasingly devoted to high-grade, short-term fixed income securities. This reduction of investment risk exposure over time is broadly typical of target maturity funds and is frequently considered to be appropriate for prudent investors who are investing to provide for retirement, education or other purposes that prescribe an investment time horizon.

PORTFOLIO CONSTRUCTION AND REBALANCING

The Funds' Adviser, Trajectory Asset Management LLC, uses disciplined quantitative investment formulae that seek to maximize the Funds' prospects for capital appreciation while preserving investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected
High-Water Mark Value and the actual NAV per share of a Fund on the Protected Maturity Date.

The Adviser employs the disciplined quantitative approach through a proprietary, computer assisted methodology to construct and rebalance the Funds' portfolios. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as government securities, but also the portfolios' notional exposures to equity markets via futures contracts. The quantitative methodology evaluates a number of factors including, but not limited to:

o    The Fund's NAV as compared  to its  Protected  High-Water  Mark Value

o    The prevailing level of interest rates

o    Fund expenses

o The current value of S&P 500 Index futures compared to their previous high-water value

o    Margin requirements relating to S&P 500 Index futures

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o    The level of Fund holdings of money market  instruments,  including  margin deposits

o    The length of time remaining until the Fund's Protected Maturity Date

Through this quantitative methodology, the Adviser determines each Fund's initial portfolio holdings of S&P 500 Index futures, government securities and money market instruments, and determines portfolio rebalancing requirements thereafter.

Under most market conditions, the Funds are rebalanced daily on each business day. In volatile markets, however, the Adviser may rebalance the Funds' exposures more frequently and execute intra-day trades. By rebalancing daily, the Adviser seeks to reallocate each day's gains so as to protect them until the Protected Maturity Date, along with initial capital and prior days' gains, which are similarly protected by portfolio rebalancing.

The quantitative methodology is calibrated so as to control investment risk, particularly the risk of a shortfall between the Protected High-Water Mark Value and the actual NAV per share of a Fund on the Protected Maturity Date, while maintaining equity market exposure over a broad range of market conditions. Targeted persistence of equity exposures is generally consistent with a target maturity fund. HOWEVER, IN THE EVENT OF A SIGNIFICANT DECLINE IN INTEREST RATES, OR EQUITY MARKET VALUES, OR BOTH, THE METHODOLOGY MAY SIGNIFICANTLY REDUCE OR ELIMINATE A FUND'S EQUITY EXPOSURE WELL BEFORE THE FUND'S PROTECTED MATURITY DATE, WHICH COULD CONSTITUTE AN EARLY CLOSURE CONDITION, DISCUSSED BELOW.

EQUITY EXPOSURE. The Funds use S&P 500 Index futures to generate equity market exposures. The S&P 500 Index is a stock market index comprised of common stocks in the U.S. selected by Standard and Poor's Corporation ("S&P"). By buying these contracts, the Funds participate in equity market returns (gains or losses) that are roughly comparable to allocating a portion of portfolio assets directly to shares of stock comprising the S&P 500 Index . By holding futures contracts, rather than shares of stock, the Funds seek to generate diversified equity exposures that can be rebalanced daily without incurring excessive trading costs and related expenses.

The Funds intend to hold only S&P 500 Index futures that are listed and traded on the Chicago Mercantile Exchange. These contracts generally provide a high degree of liquidity and a low level of counterparty performance and settlement risk. The Funds do not intend to invest in swaps or over-the-counter derivative contracts to generate equity exposures; nor do they intend to use S&P 500 Index futures for hedging purposes.

The Funds intend to cap their notional exposure to the equity markets at approximately 85% of current net assets. Under normal market conditions, the Funds (particularly the longer duration Funds such as High-Water Mark 2020 Fund and High-Water Mark 2025 Fund) may maintain equity market notional exposures at levels of approximately 85% of net assets over a number of years.

Table 1 below shows the targeted notional equity exposure ranges, expressed as a percent of net assets, for each of the Funds. The Table includes an estimated range of the initial notional equity exposures that each Fund will target at inception as well as an estimated range of average


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notional  equity  exposures  that the Funds might  experience  from inception to their Protected Maturity Dates on a time-weighted basis.

TABLE 1
--------------------------------------------------------------------------------
                              Indicative Range of        Indicative Range of
                           Targeted Initial Notional  Targeted Average Notional
           Fund                 Equity Exposures      Equity Exposures Over Time
-------------------------- -------------------------- --------------------------
High-Water Mark 2010 Fund
-------------------------- -------------------------- --------------------------
High-Water Mark 2015 Fund
-------------------------- -------------------------- --------------------------
High-Water Mark 2020 Fund
-------------------------- -------------------------- --------------------------
High-Water Mark 2025 Fund
-------------------------- -------------------------- --------------------------

The target exposures shown in Table 1 are indicative only; actual exposures may differ significantly from these estimates. Initial notional exposures are highly sensitive to the level of interest rates, particularly for shorter duration Funds, such as High-Water Mark 2010 Fund, so that actual equity exposure may be below the indicated range if interest rates are low at time of inception. Similarly the average notional equity exposure that a Fund actually attains over time may be substantially lower than the range indicated in Table 1 if the Fund encounters significant equity market declines, low interest rates, or a combination of the two over its Investment Period. The Funds may collar the equity index futures position by purchasing puts and writing calls on a portion of the equity exposure.

FIXED INCOME PARTICIPATION. Generally, all or nearly all of the assets in the fixed income portfolio will be invested in U.S. government securities and high-grade money market instruments. Initially the Funds will hold a fixed income portfolio composed of longer duration U.S. government securities and high-grade money market instruments, including U.S. Treasury bills and repurchase agreements.

The Funds' investment in U.S. government securities will generally, if not wholly, consist of zero-coupon government securities, which are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the government security will accrue and compound over the period until the Protected Maturity Date or the particular interest payment date at a rate of interest reflecting the market rate of the securities at the time of issuance. Zero-coupon government securities do not require periodic payment of interest and are highly interest rate sensitive.

In addition, the fixed income securities will include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of outstanding U.S. Treasury or agency bonds and selling them as individual securities. Holdings of long-term securities issued by U.S. government-sponsored agencies and instrumentalities must be rated AAA by S&P and Aaa by Moody's Investors Service at the time of purchase and may not exceed 25% of the fixed income portfolio

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NOTIONAL EXPOSURE is the total value of a derivative's  underlying  assets.  For example, one S&P 500 Index futures contract obligates the buyer to 250 units of the S&P 500 Index . If the index is trading at 1,000, then the futures contract is similar to investing $250,000 (250 x $1,000). Therefore, $250,000 is the notional exposure underlying the futures contract.

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in the  aggregate or 10% by issuer.  Under the Put  Agreement,  PGF may permit a higher allocation to agency and instrumentality obligations if the Fund is in an Early Closure Condition, discussed below. The balance of the zero-coupon government securities will consist of direct obligations of the U.S. Treasury. Short-term securities held by the Fund will be issued by issuers rated in the top two rating categories by S&P or Moody's.

Table 2 below shows the ranges of targeted durations for the Funds' fixed income portfolios. The Table includes an estimated range of the initial fixed income portfolio duration that each Fund will target at inception, as well as an estimated range of average portfolio duration that the Fund might experience from inception to its Protected Maturity Date on a time-weighted basis.

TABLE 2
--------------------------------------------------------------------------------
                                                          Estimated Range of
                              Indicative Range of       Targeted Fixed Income
                             Targeted Initial Fixed       Portfolio Duration
                 Fund      Income Portfolio Duration          Over Time
-------------------------- -------------------------- --------------------------
High-Water Mark 2010 Fund
-------------------------- -------------------------- --------------------------
High-Water Mark 2015 Fund
-------------------------- -------------------------- --------------------------
High-Water Mark 2020 Fund
-------------------------- -------------------------- --------------------------
High-Water Mark 2025 Fund
-------------------------- -------------------------- --------------------------

The targeted initial and average durations shown in Table 2 are indicative only; actual durations may differ significantly from these estimates due to changes in market conditions, particularly interest rates at the time of Fund inception, and fixed income and equity market conditions over time.

FUTURES OVERLAY. The Funds employ a futures overlay strategy, where notional exposures generated by S&P 500 Index futures are fully covered by high-grade fixed income securities. The Funds intend to maintain at least 115% coverage of notional equity exposures in the form of U.S. government securities and other high-grade fixed income securities.

Through the use of futures overlay strategies, the Funds seek to contain trading costs and expenses related to dynamic rebalancing. In employing futures overlay strategies, the Funds also seek to earn higher aggregate cumulative interest income over the life of each Fund than would typically be available through a portfolio of comparable credit quality that generates its equity exposure through direct holdings of shares of stock.

ADDITIONAL INFORMATION ABOUT THE FUNDS' RISKS

A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. This section discusses the risks associated with certain types of securities in which the Funds may invest and certain investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information.

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HOW RISKY ARE THE FUNDS OVERALL?

The principal risks of an investment in a Fund involve opportunity costs, as well as the risks associated with exposure to the equities and fixed income markets. These risks are discussed in detail below.

Although the principals of the Adviser have experience in managing the types of assets in which the Funds will invest, the Adviser is a newly formed entity with no experience advising a registered investment company. Fund performance is significantly dependent upon the Adviser's skill in managing assets to implement the Funds' strategy. There is no assurance that a Fund's investment strategy alone will achieve its investment objective of fulfilling the Payment Undertaking.

If a Fund's investment strategy is unsuccessful, you can lose money if the financial condition of PGF and Prudential Financial deteriorates and they are unable to satisfy the Payment Undertaking to the Fund. It is also possible that the Adviser or the Fund will not be able to satisfy their respective obligations under the Put Agreement and PGF is relieved of its obligations under the Put Agreement. As a result, the Fund may not be able to redeem your shares for the Protected High-Water Mark Value on the Protected Maturity Date. You also could lose money if, among other reasons, the Fund incurs extraordinary expenses, or if you redeem your shares prior to the Protected Maturity Date.

OPPORTUNITY COSTS; RISKS OF INTERIM REDEMPTION AND EARLY FUND TERMINATION

If at any time during the Investment Period interest rates are low, a Fund's exposure may be largely limited to fixed income securities in order to decrease the likelihood that a payment would be required under the Payment Undertaking. In addition, if the equity markets experience a major decline, the Fund's exposure may become largely limited to fixed income securities. In fact, if the value of the equity portfolio were to decline by a significant amount, a complete allocation to fixed income exposure would likely occur. In the event of an allocation of 100% of the portfolio exposure to fixed income securities, the Fund would likely lose exposure to the equity markets prior to the Protected Maturity Date. In this circumstance, the Fund may not participate meaningfully in any subsequent recovery in the equity markets.

In addition, the terms of the Put Agreement prescribe certain investment parameters within which a Fund must be managed during the Investment Period to preserve the benefit of the Put Agreement. Accordingly, the Put Agreement could limit the Adviser's ability to alter the allocation of Fund assets in response to changing market conditions. The terms of the Put Agreement could require the Fund to liquidate an equity position when it otherwise would not be in the shareholders' best interests.

USE OF FIXED INCOME SECURITIES REDUCES THE FUNDS' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, AND THEREFORE, REPRESENTS SOME LOSS OF OPPORTUNITY COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

The graphs below illustrate three risks that are associated with the Funds: opportunity costs, the risk of loss for redemptions prior to maturity and early termination. The graphs below show a

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simulation of the strategy and quantitative techniques of the Adviser AS APPLIED
RETROACTIVELY THROUGH BACK-TESTING for a hypothetical portfolio having an initial investment horizon that corresponds to the shortest maturity of the High-Water Mark Funds (i.e., 6.5 years) and a June 30, 2003 maturity date. Graph I presents over the relevant periods the simulated growth in the level of the hypothetical portfolio's NAV and High-Water Mark Value compared to that of the historical growth of an equal investment in the S&P 500 Index and in the Lehman 10-Year Treasury Index. Graph II depicts the simulated equity exposure of the Adviser's strategy for the hypothetical portfolio over the same period.

THE INFORMATION BELOW SHOULD NOT BE CONFUSED AS EXAMPLES OF THE PERFORMANCE THE ADVISER'S STRATEGY WOULD HAVE PRODUCED BECAUSE THE STRATEGY WAS NEVER ACTUALLY EMPLOYED. THE INFORMATION ALSO SHOULD NOT BE CONFUSED AS THE PERFORMANCE OF THE FUNDS, WHICH HAVE NO INVESTMENT HISTORY, NOR AN INDICATION OF HOW ANY FUND MIGHT HAVE PERFORMED. RATHER, THE INFORMATION IS SUPPLIED TO ILLUSTRATE THAT THE ADVISER'S STRATEGY AND TECHNIQUES CAN RESULT IN OPPORTUNITY COSTS, SIGNIFICANT INTERIM SHORTFALLS OF NAV TO HIGH-WATER MARK VALUE, AND EARLY TERMINATION.


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                                     GRAPH I

              6.5 YR HYPOTHETICAL PORTFOLIO GROWTH OF $1 INVESTMENT
                           (not performance of a Fund)

                                [GRAPHIC OMITTED]


                                    GRAPH II

                 6.5 YR HYPOTHETICAL PORTFOLIO - EQUITY EXPOSURE
                           (not performance of a Fund)

                                [GRAPHIC OMITTED]


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Notes
-----

1. The hypothetical simulation depicts the value of $1 invested in hypothetical Class A shares at the launch of a 6.5 year hypothetical portfolio. The simulation assumes that no sales charges are paid and the hypothetical portfolio is assumed to comprise equal initial contributions into Class A and II at the January 1, 1997 launch date and no additional contributions, redemptions or distributions.

2. The hypothetical portfolio is limited to holdings consisting of STRIPS, 90-day U.S. Treasury Bills, S&P 500 Index futures and a put agreement comprising the major elements of the Put Agreement. The hypothetical portfolio's daily holding of these instruments are determined by application of the Adviser's quantitative investment methodology to simulate daily rebalancing of the hypothetical portfolio.

3. Transaction costs for modeled trades resulting from daily rebalancing are incorporated in the simulation employing the following assumptions: 0.02% yield bid-ask spread for STRIPS, 0.005% yield bid-ask spread for U.S. Treasury Bills, and $62 per S&P 500 Index futures. The expense ratio assumed for the hypothetical portfolio is 1.65% except when the hypothetical portfolio reaches a zero equity exposure, whereupon the expense ratio is reduced to 1.40%. For this simulation, the original Protected Maturity Date was June 30, 2003. The simulation leads to an early termination on July 11, 2002.

4. The daily yield series of STRIPS is based on U.S. Treasury STRIPS Fair Market Curves from Bloomberg and the yield of interim maturities are based on linear interpolation. The model also employs S&P 500 Index futures daily prices from CME, and 3-month U.S. Treasury Bill rates from Bloomberg.


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OPPORTUNITY  COSTS.  While  the  hypothetical  portfolio  would  have  generated annualized returns that compare favorably with the equity and bond indices, the hypothetical portfolio does not provide full participation in these markets and trails these indices for substantial periods of time. For example, the hypothetical portfolio generates a lower return than the S&P 500 Index from its inception date to March 24, 2000 when the S&P 500 Index reached its peak value. The opportunity cost incurred by the hypothetical portfolio can be visualized on Graph I by comparing the gap between the S&P 500 Index level and the hypothetical portfolio's NAV on that date. The opportunity cost over this period can also be quantified by comparing the annualized returns for the hypothetical portfolio and the S&P 500 Index:

------------------------------------ -------------------------------------------
             TIME PERIOD                           ANNUALIZED RETURNS
------------------------------------ -------------------------------------------
  January 1, 1997 - March 24, 2000     S&P 500 INDEX    HYPOTHETICAL PORTFOLIO
------------------------------------ ----------------- -------------------------
                                           25.7%                  13.7%
------------------------------------ ----------------- -------------------------

These opportunity costs generally arise because the Adviser's strategy and quantitative methodologies call for partial, not full, exposure to the equity markets as illustrated by Graph II.

INTERIM REDEMPTION RISK. While the hypothetical portfolio simulates a final NAV that meets or exceeds its prior High-Water Mark Value, the hypothetical portfolio experiences interim shortfalls between its NAV and its hypothetical High-Water Mark Value. The largest gap between High-Water Mark Value and NAV that was generated by the simulation was 10.7% on April 11, 1997. These shortfalls are depicted on Graph I as the gap between High-Water Mark Value and NAV. The foregoing simulation illustrates that investors can realize significant losses if they redeem their shares before maturity, particularly if they need to sell their shares when a Fund's Protected Maturity Date is still a long way off.

EARLY TERMINATION RISK. Finally, the hypothetical portfolio would have terminated approximately one year before the Protected Maturity Date of June 30, 2003. The hypothetical portfolio would have terminated early on July 11, 2002, because yields on the hypothetical portfolio's U.S. Treasury security holdings had dropped to a level that was below the expense ratio of the hypothetical portfolio, and the hypothetical portfolio's Equity Risk Budget had dropped to zero. Under the Adviser's methodology, when these conditions are met within three years of a portfolio's maturity date, the portfolio terminates early. While interest rate scenarios that generally lead to early termination in analytical simulations have historically been rare, they can occur as illustrated because of the uncertainty as to what interest rates will be over the actual time horizon for a portfolio. The principal risk of early termination is that an investor will need to locate an alternative investment for his or her assets until the otherwise scheduled Protected Maturity Date, which may involve transaction expenses.

PROTECTION OF INVESTMENT GAINS AND EFFECT OF MARKET DELCINE. As discussed above, the simulation of the Adviser's quantitative investment methodology, retroactively through back-testing, illustrates that the strategy may well underperform a portfolio fully exposed to equity markets (i.e., opportunity costs); may well experience interim shortfalls between NAV and High-Water Mark Value, exposing shareholders to significant losses if they redeem prior to maturity (i.e., interim redemption risk); and may well

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involve early termination, which may expose shareholders to transaction expenses
(i.e., early termination risk). However, the simulation of the Adviser's quantitative methodology also illustrates that the strategy is designed to preserve investment gains as they are earned. In the period shown, because of the massive decline in the S&P 500 Index starting on March 24, 2000, the hypothetical portfolio going forward would have had a simulated annualized total return of 8.7% during the period from inception on January 1, 1997 through termination on July 11, 2002, compared to the actual total returns of 6.9% for the S&P 500 Index and 6.6% for the Lehman 10-Year Treasury Index (both indices measured from January 1, 1997 through June 30, 2002, the closest date to termination for which index data is available). Of course, consistent with the discussion under "Opportunity Costs" above, had the S&P 500 Index continued to trend positively at and after March 24, 2000, it would not be expected that the hypothetical portfolio would have outperformed the index through the date of termination. AGAIN, THE FOREGOING INFORMATION IS DERIVED FROM A SIMULATION OF THE ADVISER'S QUANTITATIVE INVESTMENT METHODOLOGY OBTAINED RETROACTIVELY THROUGH BACK-TESTING AND DOES NOT REPRESENT THE PERFORMANCE OF ANY FUND.

INTEREST RATE RISK

Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and those securities may sell at a discount from their face amount. In addition, the market value of zero-coupon securities (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically.

Federal tax law requires that a holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year, even though the holder receives no interest payment on the security during the year. Because a Fund must distribute substantially all of its net income (including non-cash income attributable to the accretion of value of zero-coupon securities) to its shareholders each year for income and excise tax purposes, this accrued discount would also be taken into account in determining the amount of taxable distributions to shareholders.

CREDIT RISK

Commercial paper and other high quality short-term notes held by the Funds are promissory notes of private issuers that depend solely on the credit of the issuing company. Securities directly issued by the U.S. Treasury and certain U.S. government agencies that are backed by the full faith and credit of the U.S. government have little credit risk. Securities issued by other agencies or instrumentalities of the U.S. government generally have low credit risks. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. All U.S. government securities may be subject to price declines due to changing interest rates.

USE OF FUTURES

While the use of futures contracts by the Funds can amplify a gain, it can also amplify a loss. This loss can be substantially more money than the initial margin. In addition, although the Funds intend to purchase or sell futures contracts on the Chicago Mercantile Exchange where there appears to be an active secondary market, there is no assurance of market liquidity such

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that  there  may be  times  where a Fund  would  not be able to  close a  future investment position when it wanted to do so.

TRANSACTION COSTS

The dynamic exposure allocation process results in additional transaction costs such as dealer spreads and charges incurred from futures commission merchants. This process can have an adverse effect on the performance of the Funds during periods of increased equity market volatility. In addition, the dynamic exposure allocation strategy may require a Fund to have a higher portfolio turnover rate. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year.

U.S. GOVERNMENT SECURITIES

Some U.S. government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. government securities may be subject to price declines due to changing interest rates.

FUND SUITABILITY

If you may need access to your money at any point prior to the Protected Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Funds.

The Funds never restrict your ability to redeem your shares. However, shareholders who do not reinvest their distributions or dividends will reduce their aggregate Protected High-Water Mark Value and shareholders who redeem prior to the Protected Maturity Date will bear the cost of the Put Agreement without receiving any corresponding benefit. As explained in the examples on pages 23-25, if you reinvest your dividends and distributions, the number of shares you own in a Fund will increase at each date on which a dividend or distribution is paid and the Protected High-Water Mark Value will decrease so that your overall aggregate Protected High-Water Mark Value will not change. However, if you fail to reinvest dividends or distributions or you redeem Fund shares, your overall aggregate Protected High-Water Mark Value will decrease because you will have fewer shares multiplied by the applicable Protected High-Water Mark Value.

RISKS ASSOCIATED WITH THE PUT AGREEMENT.

[To be revised based on definitive terms of the Put Agreement with PGF]

If the NAV of a Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholder's ability to receive the Protected High-Water Mark Value will depend on the Fund's ability to collect the difference under the Put Agreement with PGF. Nevertheless, a shareholder's ability to rely on the Put Agreement is not absolute and is subject to certain conditions and restrictions that may reduce, or eliminate, the Funds' ability to meet the Payment Undertaking. In addition, the ability to rely on the Put Agreement is dependent upon the financial condition of PGF and Prudential Financial. These risks are described further below.

CONTRACTUAL RESTRICTIONS UNDER THE PUT AGREEMENT

The Funds are subject to conditions of the Put Agreement that require the Adviser to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are

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designed to reduce,  but do not eliminate,  the risk that the Funds' assets will be insufficient to allow a Fund to redeem shares at not less than the Protected High-Water Mark Value on its Protected Maturity Date. Accordingly, the Put Agreement could limit the Adviser's ability to respond to changing market conditions. If the Adviser fails to provide the required information to PGF or if the Adviser does not comply with the agreed-upon investment parameters or other requirements in the Put Agreement, PGF may terminate the Put Agreement (as described below) or exercise its right to instruct the Adviser to immediately allocate the Fund's assets completely to fixed income securities and, if the Adviser fails to do so, to deliver allocation instructions to the Funds' Custodian. If PGF were to exercise the right to have all of a Fund's assets invested in fixed income securities, a Fund's ability to participate in upward equity market movements would be eliminated.

RISK OF TERMINATION OF THE PUT AGREEMENT

Should the Adviser fail to satisfy certain obligations under the Put Agreement, PGF may be permitted to terminate the Put Agreement and thus terminate its obligations to make any payment to the Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High-Water Mark Value but instead will receive the Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High-Water Mark Value.

EARLY CLOSURE CONDITIONS

If the Fund has irrevocably allocated its assets to the fixed income portfolio, it will close to new share issuances. A new Fund may be formed with the same Protected Maturity Date to accept new contributions. The Manager and the Adviser have contractually agreed to reduce their respective fees in the event that a Fund becomes completely and irrevocably invested in fixed income securities and the Fund's yield is insufficient to cover its annual operating expenses. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the Fund's fixed income securities, and the Fund is within three years of its protected Maturity Date, that date will be accelerated and the Fund will liquidate as described below. PGF may, however, permit the Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

EARLY FUND TERMINATION CONDITIONS

The Board of Trustees of the Trust may at anytime determine to liquidate a Fund, particularly if a Fund has not achieved or sustained an economically viable asset size over a reasonable period of time. Because early liquidation in this circumstance would involve returning to shareholders the then-current NAV or their shares rather than the Protected High-Water Mark Value, the Board would consider the relationship between the two amounts in making its determination. [Other conditions to be added based on definitive terms of Put Agreement with PGF]

RISK OF DEFAULT OF PGF AND PRUDENTIAL FINANCIAL

It is possible that the financial position of PGF and Prudential Financial could deteriorate and they would be unable to satisfy their obligations under the Put Agreement. The Put Agreement is solely the obligation of PGF and Prudential Financial. Consequently, an investment in the

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Fund  involves  a risk of loss if PGF and  Prudential  Financial  are  placed in receivership, or are otherwise unable to perform their obligations or default on their obligations under the Put Agreement. In this event, the Fund's Board of Trustees could take a variety of actions including replacing PGF as the Put Agreement counterparty. However, the Board may not be able to locate a replacement counterparty and is under no obligation to do so. In these circumstances, shareholders could receive an amount less than the Protected High-Water Mark Value. No entity or person is obligated to make up any shortfall in the event PGF and Prudential Financial default on their obligations under the Put Agreement and the Fund's assets are insufficient to redeem the Fund's shares for the Protected High-Water Mark Value on the Protected Maturity Date. The Put Agreement is an obligation that runs solely to the Funds, not to the Funds' shareholders, and shareholders would not be expected to have any recourse against PGF or Prudential Financial under the Put Agreement.


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     GLOSSARY

               INVESTMENT TERMINOLOGY

               CAPITAL APPRECIATION is growth of the value of an investment.

               A DERIVATIVE INSTRUMENT is a contract, such as an option or future, whose value is based on the performance of an underlying financial instrument.

               EQUITY EXPOSURE means investing a portion of the Funds' assets in S&P 500 Index futures to generate equity market exposures. By buying these contracts, the Funds participate in equity market returns (gains or losses) that are roughly comparable to allocating a portion of portfolio assets directly to shares of stock comprising the S&P 500 Index .

               EXTRAORDINARY EXPENSES means any Fund fees and expenses that are not incurred or accrued in the ordinary course of the Fund's business (including for example, all costs of defending or prosecuting any claim, or litigation, to which the Fund is a party, together with any amounts in judgment, settlement or indemnification expense incurred by the Fund or any other non-recurring, non-operating expenses.

               FIXED INCOME PARTICIPATION means investing a portion of the Funds' assets in U.S. government securities and high-grade money market instruments, including zero-coupon government securities and STRIPS.

               FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include U.S. government securities. A high-quality fixed income security is rated one of the top two ratings categories by a debt rating agency (or is considered of comparable quality by the Adviser).

               FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

               The INVESTMENT PERIOD for each Fund commences on [March ___], 2004 and ends on that Fund's Protected Maturity Date, at which time the Fund will liquidate and cease operations. During its Investment Period, a Fund will make continuous public offerings of its shares. Under certain limited circumstances, the Fund may close to new investments or liquidate altogether prior to its scheduled Protected Maturity Date.

               MONEY MARKET INSTRUMENTS include high-quality, short-term securities, such as obligations of the U.S. government and its agencies, and certain short-term demand and time deposits, certificates of deposit and bankers' acceptances issued by certain U.S. depository institutions or trust companies, and certain commercial paper, which are short-term, negotiable promissory notes of companies. Because these instruments tend to offer lower yields than other debt securities, the Fund ordinarily uses them for liquidity and cash management purposes.

               NET ASSET VALUE, or NAV, is the value of a Fund's assets minus all liabilities divided by the number of shares outstanding. The Funds calculate their NAV each business day.

               NOTIONAL EXPOSURE is the total value of a derivative's underlying assets. For example, one S&P 500 Index futures contract obligates the buyer to 250 units of the S&P 500 Index . If the index is trading at 1,000, then the futures contract is similar to investing $250,000 (250 x $1,000). Therefore, $250,000 is the
               notional exposure underlying the futures contract.



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               Each Fund's  PAYMENT  UNDERTAKING  provides that if you hold your
               Fund shares until the Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value
               previously   attained  by  the  Fund  (minus  all  dividends  and
               distributions paid subsequent to the Fund reaching this value, and any extraordinary expenses).

               PRESERVATION OF PRINCIPAL means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

               The PROTECTED HIGH-WATER MARK VALUE for a Fund is the highest net asset value per share attained at any time during the Fund's Investment Period, reduced by the sum of all dividends and distribution per share paid subsequent to the date on which the highest share value was achieved and any extraordinary expenses.

               The PROTECTED MATURITY DATE is the date on which a Fund's shareholders are entitled to receive their aggregate Protected High-Water Mark Value.

               The PUT AGREEMENT is the agreement between AIG Series Trust, on behalf of the Funds, and Prudential Global Funding, under which PGF will pay to each Fund any shortfall between the Protected High-Water Mark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met.

               REPURCHASE AGREEMENTS are agreements in which the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months.

               S&P 500 INDEX is a stock market index comprised of common stocks in the U.S. selected by S&P.

               STRIPS are separately traded interest components of securities issued or guaranteed by the U.S. government. Under the STRIPS program, the interest components of these securities are individually numbered and separately issued by the U.S. government at the request of depository financial institutions, which then trade the component parts independently.

               U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

               A ZERO-COUPON SECURITY is a security that makes no periodic interest payments but instead is sold at a deep discount from its face value.

               ZERO-COUPON U.S. GOVERNMENT SECURITIES are: (i) U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons and receipts; or (ii) certificates representing interest in such stripped debt obligations or coupons.

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MORE INFORMATION ABOUT THE FUNDS
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     RISK TERMINOLOGY

     ACTIVE TRADING: A Fund may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater other transaction costs, which will be borne directly by a Fund and could affect your performance. During periods of increased market volatility, active trading may be more pronounced.

     BOND MARKET VOLATILITY: The bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Fund's portfolio.

     CREDIT RISK: The risk that the issuer in which a Fund invests will fail financially or otherwise fail to honor its obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

     DEFAULT RISK: The risk that the financial position of PGF and Prudential Financial could deteriorate and they would be unable to satisfy their obligations under the Put Agreement. In these circumstances, Fund shareholders could receive an amount less than the Protected High-Water Mark Value.

     DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

     EQUITY RISK: The risk that the equity market may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

     INTEREST  RATE  RISK:  The  market  value  of  the  interest-bearing   debt
     securities held by the Funds are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and those securities may sell at a discount from their face amount. Zero-coupon bonds, including STRIPS, longer term and lower coupon bonds tend to be more sensitive to changes in interest rates. As a result, an investment in the Funds is subject to risk even if all fixed income securities in a Fund's investment portfolio are paid in full at maturity.

     OPPORTUNITY COST: The difference in return between a chosen investment and one that is passed up. Investment in fixed income securities during the Investment Period reduces the Funds' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that invests principally in equity securities.

     SECURITIES SELECTION: A strategy used by a Fund, or securities selected by its Adviser, may fail to produce the intended return.

     YIELD SHORTFALL RISK: The risk that portfolio yield drops below a Fund's expense ratio and the Fund would have to use capital (i.e., NAV) to cover its expenses.

FUND MANAGEMENT
--------------------------------------------------------------------------------


FUND MANAGEMENT

     MANAGER. AIG SunAmerica Asset Management Corp. ("SunAmerica") supervises the daily business affairs of each Fund and provides various administrative services to the Funds. SunAmerica has delegated portfolio management responsibilities to the Adviser.

     SunAmerica was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $[___] billion as of [__________, 2004]. In addition to managing the Funds, SunAmerica serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I, VALIC Company II, SunAmerica Series Trust and SunAmerica Strategic Investment Series, Inc. Each Fund will pay SunAmerica a management fee at the annual fee of .65% of average daily net assets. If a Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to .40% for the remainder of the Investment Period.

     ADVISER. Trajectory Asset Management LLC ("Adviser") was organized in 2003 under the laws of Delaware and its principal offices are at 780 Third Avenue, 32nd Floor, New York, NY 10017. As of [____________], Trajectory Asset Management LLC has approximately $[___] in total assets under management. The Funds are managed by a team of investment professionals who are employed by the Adviser.

     The Adviser is responsible for portfolio management for the Funds, selection of broker-dealers and negotiation of commission rates for the Funds. SunAmerica may terminate any agreement with the Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated advisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated advisers for new or existing Funds, change the terms of particular agreements with unaffiliated advisers or continue the employment of existing unaffiliated advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Fund have the right to terminate an agreement with an adviser for that Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any adviser changes. The order also permits the Fund to disclose the Adviser's fees only in the aggregate for each Fund.

     The  Adviser's  fee  will  be  43%  of  the  net   management   fees  after
     reimbursements paid to SunAmerica.

     Payments to the Adviser for its services are made by SunAmerica, not by the Funds.

FUND MANAGEMENT
--------------------------------------------------------------------------------


     DISTRIBUTOR. AIG SunAmerica Capital Services, Inc. ("Distributor") distributes each Fund's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Fund's Class A and Class II 12b-1 plans.

     The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of a Fund. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers that have sold a significant number of shares of the Funds. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. Broker-dealers may not use sales of the Funds' shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

     ADMINISTRATOR. AIG SunAmerica Fund Services, Inc. assists the Funds' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Fund for its services at the annual rate of .22% of average daily net assets of Class A and Class II shares.

     SunAmerica, the Distributor and Administrator are all located in Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 and 2929 Allen Parkway, Houston, Texas 77019.

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                                                                              44

FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Funds and are available free of charge upon request:

ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The reports also contain a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the last applicable period.

STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Trust's policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Funds by contacting AIG SunAmerica Fund Services, Inc. at 1-800-858-8850, by visiting our website at www sunamericafunds.com, or by calling your broker or financial adviser.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

DISTRIBUTOR: AIG SunAmerica Capital Services, Inc.

INVESTMENT COMPANY ACT
File No. 811-____________

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                                                                              46

DISTRIBUTED BY:

AIG SUNAMERICA CAPITAL SERVICES, INC.
HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992
800-858-8850

For more complete information on any of the mutual funds distributed by AIG SunAmerica Capital Services, Inc. including charges and expenses, obtain a prospectus from your financial adviser or from the SunAmerica Sales Desk, 800-858-8850. Read it carefully before you invest. The Funds' daily NAVs are not guaranteed and their shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than your original cost.

www.sunamericafunds.com



































                                                             AIG LOGO SunAmerica
                                                                    Mutual Funds

                                AIG SERIES TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED [________], 2004


Harborside Financial Center                                General Marketing and
3200 Plaza 5                                             Shareholder Information
Jersey City, NJ  07311-4992                                       (800) 858-8850

AIG Series Trust (the "Trust") is a mutual fund consisting of four funds: 2010 High-Water Mark Fund, 2015 High-Water Mark Fund, 2020 High-Water Mark Fund, and 2025 High-Water Mark Fund (each a "Fund" and, collectively, the "Funds"). The Funds have identical investment goals and investment strategy, but each has a different Protected Maturity Date.

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Trust's Prospectus dated [________], 2004. To obtain a Prospectus, free of charge, please call the Trust at (800) 858-8850. The Prospectus is incorporated by reference into this Statement of Additional Information. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

                               TABLE OF CONTENTS

                                                                            PAGE


TABLE OF CONTENTS..............................................................2
THE TRUST......................................................................3
INVESTMENT OBJECTIVES AND POLICIES.............................................3
INVESTMENT RESTRICTIONS.......................................................15
TRUSTEES AND OFFICERS.........................................................17
MANAGER, ADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND ADMINISTRATOR..24
FUND TRANSACTIONS AND BROKERAGE...............................................30
ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES...........................31
ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES.........................38
EXCHANGE PRIVILEGE............................................................39
DETERMINATION OF NET ASSET VALUE..............................................40
PERFORMANCE DATA..............................................................41
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................45
RETIREMENT PLANS..............................................................49
DESCRIPTION OF SHARES.........................................................51
FINANCIAL STATEMENTS..........................................................53
APPENDIX......................................................................54

No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, AIG SunAmerica Asset Management Corp. ("SunAmerica" or "SAAMCo") or AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"). This
Statement of Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

                                   THE TRUST

The Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), was organized as a Delaware statutory trust on December _____, 2004. The Trust consists of four series: 2010 High-Water Mark Fund, 2015 High-Water Mark Fund, 2020 High-Water Mark Fund, 2025 High-Water Mark Fund (each, a "Fund," and collectively, the "Funds"). Each Fund offers two classes of shares - Class A and Class II.

All of the Funds are diversified within the meaning of the Investment Company Act. SunAmerica serves as investment manager for all of the Funds. As described in the Prospectus, SunAmerica has retained Trajectory Asset Management, LLC ("Adviser") to provide subadvisory services to the Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment goals and policies of each Fund are described in the Prospectus. Certain types of securities in which each Fund may invest and certain investment practices each Fund may employ, which are described in the Prospectus, are discussed more fully below. Unless otherwise specified, each Fund may invest in the following securities. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise. Additional information is also provided about the strategies that the Funds can use to try to achieve their objectives. Unless otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders.

PUT AGREEMENT. Each Fund undertakes (the "Payment Undertaking") that on the Protected Maturity Date each shareholder in the Fund will be entitled to redeem his or her shares then outstanding for an amount no less than the highest NAV per share attained at any time during the Fund's Investment Period, less the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was attained, and any extraordinary expenses ("Protected High-Water Mark Value"). The Payment Undertaking is backed by the Put Agreement among the Trust, on behalf of the Funds, SunAmerica, the Adviser, and PGF, under which PGF will pay to each Fund any shortfall between its Protected High-Water Mark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met.

The terms of the Put Agreement prescribe certain investment parameters within which the Fund must be managed during the Investment Period to preserve the benefit of the Put Agreement. Accordingly, the Put Agreement could limit the Adviser's ability to alter the allocation of fixed income and equity exposures in response to changing market conditions. The terms of the Put Agreement could require the Fund to liquidate an equity futures position when it otherwise would not be in the shareholders' best interests or at a time when the Adviser otherwise would not recommend doing so.

INVESTMENTS RESTRICTIONS UNDER PUT AGREEMENT. To avoid losing the benefits of the Payment Undertaking, the Fund is subject to conditions of the Put Agreement that require the Adviser to make investment allocation decisions based on mathematical formulae and within certain investment parameters. This limitation is designed to reduce, but does not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Protected High-Water Mark Value on the Protected Maturity Date. Accordingly, the Put Agreement could limit the Adviser's ability to respond to changing market conditions during the Investment Period. If the Adviser fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Put Agreement, PGF may terminate the Payment Undertaking, exercise its right to instruct the Adviser to immediately allocate the Fund's assets entirely to fixed income securities or deliver to the Fund's custodian instructions requiring the custodian to immediately allocate all of the Fund's assets to fixed income securities. If PGF were to exercise the right to have all of the Fund's assets invested in fixed income securities, the Fund's ability to participate in upward equity market movements would be eliminated.

RISK OF DEFAULT. If the closing NAV of a Fund is less than the Fund's Protected High-Water Mark Value, a shareholder's ability to receive the Protected High-Water Mark Value depends on the financial condition of PGF and Prudential Financial. The Put Agreement is an obligation that runs solely to the Funds, not to the Funds' shareholders, and shareholders would not be expected to have any recourse against PGF under the Put Agreement. The Payment Undertaking is solely an obligation of PGF and Prudential Financial. Consequently, an investment in the Fund involves a risk of loss if the Fund's investment strategy is otherwise unsuccessful and PGF and Prudential Financial are placed in receivership, or are otherwise unable to perform their obligations or default on their obligations, if any, under the Put Agreement. In this event, the Fund's Board of Trustees could take a variety of actions including replacing PGF as the Put Agreement counterparty. However, the Board is under no obligation to replace PGF or otherwise find a substitute provider. In such circumstances, shareholders could receive an amount less than the Protected High-Water Mark Value. No entity or person is obligated to make up any shortfall in the event PGF defaults on its obligations under the Put Agreement and the Fund's assets are insufficient to redeem the Fund's shares for the Protected High-Water Mark Value on the Protected Maturity Date. PGF may also assign its obligations under the Put Agreement to an affiliate, provided that Prudential Financial guarantees the obligations of the affiliate. PGF may only assign its obligations under the Put Agreement to a non-affiliate if the Board and the Adviser have consented to the assignment.

The availability of the Payment Undertaking on the Protected Maturity Date is conditioned upon SunAmerica, the Adviser and the Fund satisfying their respective obligations under the Put Agreement. Should the Adviser or the Fund fail to satisfy their respective obligations under the Put Agreement, PGF may be permitted to terminate the Payment Undertaking and thus terminate its obligations to make any payment to the Fund if a shortfall exists on the Protected Maturity Date. In addition, the availability of the Payment Undertaking on the Protected Maturity Date is conditional upon the Adviser and the Fund's custodian providing certain information to PGF. If the Adviser or the custodian fails to provide this information, PGF may require the Fund to invest exclusively in fixed income securities, which will eliminate the Fund's ability to participate meaningfully in upward equity market movements.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. government securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States government. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuance. Each Fund may also invest in securities issued by agencies or instrumentalities of the U.S. government. These obligations, including those guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States government. All of the foregoing are referred to collectively as "U.S. government securities." Securities issued or guaranteed by agencies or instrumentalities are supported by (i) the full faith and credit of the United States; (ii) the limited authority of the issuer to borrow from the U.S. Treasury; or (iii) the authority of the U.S. government to purchase certain obligations of the issuer. No assurance can be given that the U.S. government will provide financial support to its agencies and instrumentalities as described in (ii) and (iii) above, other than as set forth, since it is not obligated to do so by law. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.

Holdings of securities issued by U.S. government-sponsored agencies and instrumentalities must be rated AAA by Standard & Poor's Rating Service ("S&P") and Aaa by Moody's Investors Service ("Moody's") at the time of purchase and may not exceed 25% of the fixed income portfolio in the aggregate or 10% by issuer. Under the Put Agreement, PGF may permit a higher allocation to agency and instrumentality obligations in the event of an Early Closure Condition, as discussed in the Prospectus. The balance of the zero-coupon government securities will consist of direct obligations of the U.S. Treasury.

In general, debt securities are also subject to two types of risk: credit risk and interest rate risk.

CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. U.S. government securities are generally considered to be equivalent to securities in the highest rating categories.

INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued debt securities, and a decline in general interest rates will tend to increase their value. In addition, debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

Fluctuations in the market value of debt securities after a Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's NAVs will be affected by those fluctuations.

ZERO-COUPON SECURITIES ISSUED BY THE U.S. TREASURY. The Funds may invest in zero-coupon securities issued by the U.S. Treasury. Zero-coupon U.S. government securities are: (i) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts; or (ii) certificates representing interest in such stripped debt obligations or coupons. Investors earn a return on a zero-coupon security by purchasing the bond at a discount, that is, by paying less than the face value of the bond. Since there are no periodic interest payments to reinvest, there is no reinvestment risk. The yield of a zero-coupon held to maturity is the yield quoted when the bond is sold. Because a zero-coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. Because the Funds accrue taxable income from these securities without receiving cash, the Funds may be required to sell securities in order to pay a dividend depending upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Funds. The Funds might also sell securities to maintain liquidity. In either case, cash distributed or held by the Funds and not reinvested will hinder the Funds in seeking a high level of current income.

Initially the Funds will hold a fixed income portfolio consisting primarily of zero-coupon and coupon-bearing government securities maturing within one year of the Funds' respective Protected Maturity Dates, but no later than 15 days prior to the Funds' Protected Maturity Dates, and high-grade money market instruments, including U.S. Treasury bills and repurchase agreements. The Fund will not purchase zero-coupon securities in the form of collateralized mortgage obligations.

ZERO-COUPON BONDS ISSUED BY GNMA, FNMA AND FHLMC. In addition, the Funds may invest in zero-coupon bonds issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Association ("FHLMC"), and other government sponsored entities, provided that the securities are rated AAA by S&P and Aaa by Moody's at the time of purchase.

COUPON BEARING U.S. GOVERNMENT SECURITIES. Each Fund may invest in coupon bearing non-callable U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the U.S. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full.

STRIPS. In addition to the U.S. government securities discussed above, each Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of outstanding U.S. Treasury or agency bonds and selling them as individual securities. The interest and principal components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest and principal components are individually numbered and separately issued by the U.S. Treasury at the request of depositary financial institutions, which then trade the component parts independently.

MONEY MARKET INSTRUMENTS. The following is a brief description of the types of U.S. dollar denominated money market securities in which the Funds can invest. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They must be rated in the two highest rating categories by Moody's or S&P, whose ratings are described in the Appendix. They may have fixed, variable or floating interest rates, but a Fund will not invest in any instrument that will mature after its Protected Maturity Date. The Funds may invest in the following money market instruments:

U.S. GOVERNMENT SECURITIES. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, described above.

BANK OBLIGATIONS. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. They must be obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion. "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation.

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers'  acceptances   typically  arise  from  short-term  credit  arrangements
designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

The Funds will generally open interest-bearing accounts only with, or purchase certificates of deposit or bankers' acceptances only from, banks or savings and loan associations whose deposits are federally-insured and whose capital is at least $50 million.

COMMERCIAL PAPER. The Funds can invest in commercial paper if it is rated within the top two rating categories of S&P and Moody's or other rating organizations. If the paper is not rated, it may be purchased if the Adviser determines that it is comparable to rated commercial paper in the top two rating categories of national rating organizations.

Commercial Paper is a short-term note issued by a domestic corporation. A Fund may purchase commercial paper only if judged by the Adviser to be of suitable investment quality. This includes commercial paper that is rated in the two highest categories by S&P and by Moody's.

The Funds can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Funds.

ILLIQUID AND RESTRICTED SECURITIES. Each Fund may invest in illiquid securities including repurchase agreements that have a maturity of longer than seven days, stripped mortgage securities, or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale subject to a non-fundamental restriction described below. (see "Investment Restrictions"). Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of Fund securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security permitting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, each of the Funds will generally seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities, discussed below).

A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of these investments.

For example, restricted securities that the Board of Trustees, or the Adviser pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for resale under Rule 144A promulgated under the Securities Act, or certain private placement of commercial paper issued in reliance on an exemption from the Securities Act pursuant to
Section 4(2) thereof, as described below, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement that by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. The Adviser will monitor the liquidity of restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions the Adviser will consider, INTER ALIA, pursuant to guidelines and procedures established by the Trustees, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (I.E., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Subject to the applicable limitation on illiquid securities investments, a Fund may acquire securities issued by the U.S. government, its agencies or instrumentalities in a private placement.

Commercial paper issues in which the Funds may invest, include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. A Fund's 15% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Trustees delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

BORROWING. As a matter of fundamental policy, a Fund will not borrow money, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Board of Trustees does not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase the Funds' volatility and the risk of loss in a declining market. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements only involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser. In these agreements, the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days (and generally within seven days) although it may extend over a number of months. The repurchase price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the security. Whenever a Fund enters into a repurchase agreement, it obtains collateral having a market value at least equal to 102% of the repurchase price, including accrued interest. However, a Fund may collateralize the amount of the transaction at 100% if the collateral is cash. The instruments held as collateral are valued daily and if the value of the instruments declines, the Fund will require additional collateral. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. A Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its total assets. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having a maturity of seven days or less.

REVERSE REPURCHASE AGREEMENTS. Each Fund may engage in reverse repurchase agreements. In a reverse repurchase agreement, the Funds sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Funds will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Fund will segregate cash or liquid securities in an amount at least equal to 102% of its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's repurchase obligation, and a Fund's use of proceeds of the agreement may effectively be restricted pending this decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Fund may purchase or sell securities on a "when-issued" or "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. While the Fund will purchase securities on a when-issued or delayed-delivery basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Fund will segregate cash or liquid securities at least equal to the value of purchase commitments until payment is made. A Fund will likewise segregate liquid assets in respect of securities sold on a delayed-delivery basis.

A Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Fund losing the opportunity to obtain a price and yield considered to be advantageous. If a Fund chooses (i) to dispose of the right to acquire a when-issued security prior to its acquisition or (ii) to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. (At the time a Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value).

To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purposes of investment leverage. A Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and forward commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Adviser before settlement, will affect the value of such securities and may cause a loss to a Fund.

When-issued transactions and forward commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its Fund on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell Fund securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

LOANS OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Fund may lend securities in amounts up to 33% of total assets to brokers, dealers and other financial institutions; provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral that is equal to at least 102% of the market value, determined daily, of the loaned securities. In lending its securities, a Fund receives income while retaining the securities' potential for capital appreciation. The advantage of these loans is that a

Fund continues to receive the interest on the loaned securities while at the same time earning interest on the collateral, which will generally be invested in short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of securities will only be made to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Fund and any gain or loss in the market price of the loaned security during the loan would inure to the Fund. Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Since voting or consent rights that accompany loaned securities pass to the borrower, each Fund will follow the policy of calling the loan in whole or in part, as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities that are the subject of the loan.

SPECIAL RISK FACTORS. In the case of bank obligations not insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation, a Fund will be dependent solely on the financial resources of the issuing bank for payment of principal and interest. A Fund's investments in commercial paper issued by foreign corporations and securities of foreign branches of domestic banks and domestic branches of foreign banks involve certain investment risks in addition to those affecting obligations of U.S. domestic issuers. These risks include the possibility of adverse political and economic developments, and the risk of imposition of foreign withholding taxes on the interest payable on such securities; seizure, expropriation or nationalization of foreign deposits; and adoption of foreign governmental restrictions, such as exchange controls, which might adversely affect the payment of principal and interest on such securities.

FUTURES CONTRACTS. The Funds may invest in S&P 500 Index futures contracts that are listed and traded on the Chicago Mercantile Exchange (CME). The Funds use S&P 500 Index futures contracts to generate equity market exposures. By buying and rolling these contracts, the Funds participate in equity market returns (gains or losses) that are roughly comparable to allocating a portion of portfolio assets directly to shares of stock comprising the S&P 500 Index. By holding futures contracts, rather than shares of stock, the Funds seek to generate diversified equity exposures that can be rebalanced daily without incurring excessive trading costs and related expenses.

These contracts generally provide a high degree of liquidity and a low level of counterparty performance and settlement risk. The Funds do not intend to invest in swaps or over-the-counter derivative contracts to generate equity exposures.

While the use of S&P 500 Index futures contracts by the Funds can amplify a gain, it can also amplify a loss. This loss can be substantially more money than the initial margin posted by the Funds pursuant to the contracts. In addition, although the Funds intend to purchase or sell futures contracts on the CME where there appears to be an active secondary market, there is no assurance of market liquidity such that there may be times where a Fund would not be able to close a future investment position when it wanted to do so.

Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin payment will be deposited with the Fund's custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under specified conditions. As the future is marked-to-market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the futures are traded.

Each Fund must operate within certain restrictions as to its positions in futures under a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission ("CFTC") pursuant to the Commodity Exchange Act (the "CEA"), which excludes the Fund from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Fund may (i) purchase and sell futures for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Fund's assets committed to margin and option premiums, (ii) enter into non-hedging transactions, provided that the Fund may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions would exceed 5% of the net assets of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions, and (iii) enter into non-hedging transactions provided the aggregate notional value of these positions does not exceed the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. For purposes of (iii), "notional value" is calculated for futures by multiplying for each such position the size of the contract, in contract units, by the then current market price per unit, and for options by multiplying for each such position the size of the contract, in contract units, by the strike price per unit. The Fund intends to engage in futures transactions for non-hedging purposes, as permitted in (ii) and (iii) above, or as otherwise permitted by the CFTC or its staff from time to time.

Position limits also apply to futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act, when a Fund purchases a future, the Fund will segregate cash or liquid securities in an amount equal to the market value of the securities underling such future, less the margin deposit applicable to it.

PUT AND CALL OPTIONS ON SECURITIES INDICES. Each Fund may invest in put and call options in S&P 500 Cash Index option contracts listed on the Chicago Board of Options Exchange ("CBOE") and the CME, as well as put and call options on S&P 500 Index futures listed on the CBOE and the CME. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities. When a Fund buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of difference. When a Fund buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above pertaining to calls.

The writing of a call on a futures contract constitutes a partial hedge against declining prices of the securities in a Fund's portfolio. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

A Fund may purchase options on futures for hedging purposes, instead of purchasing or selling the underlying futures contract. For example, where a decrease in the value of the Fund's portfolio is anticipated as a result of a projected market-wide decline, a Fund could, in lieu of selling a futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase calls on futures, rather than purchasing the underlying futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call but the securities which the Fund intends to purchase may be less expensive.

OTHER DERIVATIVES STRATEGIES. In the future, each Fund may employ derivatives strategies that are not presently contemplated but which may be developed, to the extent these investment methods are consistent with a Fund's investment objectives, legally permissible and adequately disclosed.

SHORT SALES. Each Fund may engage in short sales in S&P 500 Index call options listed on the CBOE [and options on S&P 500 Index futures traded on the CME]. A short sale is the sale of an investment that a Fund does not own or any sale that is consummated by the delivery of an investment borrowed by, or for the account of, the Fund. In order to deliver the investment to the purchaser, the Fund will borrow the investment, typically from a broker-dealer or an institutional investor. The Fund later closes out the position by purchasing equivalent investments on the open market, or by using an equivalent investment it already owned, and returning the investment to the lender. The price at such time may be more or less than the price at which the investment was sold by the Fund. Until the investment is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the investment, the Fund also may be required to pay a premium, which would increase the cost of the investment sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed investment, the Fund will segregate and maintain daily, cash or liquid investments, at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the investment sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the investment at the time it was sold short. A Fund will incur a loss as a result of the short sale if the price of the investment increases between the date of the short sale and the date on which the Fund replaces the borrowed investment. A Fund will realize a gain if the investment declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an investment. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.


                            INVESTMENT RESTRICTIONS

Each Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities. A "majority of the outstanding voting securities" of a Fund for this purpose means the lesser of
(i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or
(ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

     Under the following fundamental restrictions, NO FUND MAY:

          1. issue senior securities or borrow money or pledge its assets, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          2. concentrate its investments in a particular industry, as that term is used in the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          3. buy or sell commodities or commodity contracts (except financial futures as described under "Investment Objectives and Policies" above) or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

          4. act as underwriter except to the extent that, in connection with the disposition of securities, it may be deemed to be an underwriter under certain federal securities laws; and

          5. purchase any security (other than obligations of the U.S. government, its agencies, or instrumentalities) if as a result:
               (i) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) as to all of the Fund's total assets, more than 25% of the Fund's total assets (taken at current value) would be invested in a single industry, or (iii) as to all of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer;

          6. make loans except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

     The following additional restrictions are not fundamental policies and may be changed by the Trustees without a shareholder vote. EACH FUND MAY NOT:

          7. purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions;

          8. make investments for the purpose of exercising control or management;

          9. invest more that 15% of its net assets in illiquid securities, including repurchase agreements that have a maturity of longer than seven days, time deposits with a maturity of longer than seven days, securities with legal or contractual restrictions on resale and securities that are not readily marketable in securities markets either within or without the United States. Commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of the Securities Act and securities that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this limitation on illiquid securities; and

          10. invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of companies which invest in or sponsor such programs.

                              TRUSTEES AND OFFICERS

The following table lists the Trustees and executive officers of the Trust, their date of birth, current positions held with the Trust, length of time served, principal occupations during the past five years, number of funds overseen within the fund complex and other directorships held outside of the fund complex. [The SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Style Select Series, Inc., SunAmerica Strategic Investment Series, Inc., SunAmerica Money Market Funds, and the Trust.] Unless otherwise noted, the address of each executive officer and Trustee is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees."

DISINTERESTED TRUSTEES

--------------------------------------------------------------------------------
                                                     Number of
                                                     Portfolios
                                       Principal     in Fund       Other
                 Position(s)  Length   Occupation    Complex       Directorships
Name and         Held with    of Time  during the    Overseen by   Held by
Date of Birth    Trust        Served   last 5 years  Trustee(1)    Trustee(2)
--------------------------------------------------------------------------------
[________]
DOB:  [____]
--------------------------------------------------------------------------------

----------
(1) [The "Fund Complex" consists of all registered investment companies for which SunAmerica or an affiliated person of SunAmerica serves as investment adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (8 portfolios) ("AST"), SunAmerica Senior Floating Rate Fund, Inc. (1 fund) ("SASFRF"), VALIC Company I (22 portfolios) and VALIC Company II (15 portfolios), SunAmerica Series Trust (33 portfolios) ("SAST"), Season Series Trust (19 portfolios) and the Trust (4 funds).]

(2) Includes directorships of companies that are required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the Investment Company Act.

--------------------------------------------------------------------------------
                                                     Number of
                                                     Portfolios
                                       Principal     in Fund       Other
                 Position(s)  Length   Occupation    Complex       Directorships
Name and         Held with    of Time  during the    Overseen by   Held by
Date of Birth    Trust        Served   last 5 years  Trustee       Trustee
--------------------------------------------------------------------------------
[________]
DOB:  [____]
--------------------------------------------------------------------------------
[________]
DOB:  [____]
--------------------------------------------------------------------------------
[________]
DOB:  [____]
--------------------------------------------------------------------------------
[________]
DOB:  [____]
--------------------------------------------------------------------------------
[________]
DOB:  [____]
--------------------------------------------------------------------------------


INTERESTED TRUSTEES

--------------------------------------------------------------------------------
                                                     Number of
                                                     Portfolios
                                       Principal     in Fund       Other
                 Position(s)  Length   Occupation    Complex       Directorships
Name and         Held with    of Time  during the    Overseen by   Held by
Date of Birth    Trust        Served   last 5 years  Trustee       Trustee
--------------------------------------------------------------------------------
[________]
DOB:  [____]
--------------------------------------------------------------------------------
[________]
DOB:  [____]
--------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------
                                                                        Number of
                                                                        Portfolios   Other
                                                                        in Fund      Director-
                       Position(s)  Length                              Complex      ships
Name and               Held with    of Time  Principal Occupations      Overseen by  Held by
Date of Birth          Trust        Served   during Past 5 years        Trustee      Trustee
--------------------- ------------- -------- -------------------------- ------------ ----------
Donna M. Handel        Treasurer    [____]   Vice President, SAAMCo     N/A          N/A
DOB: June 25, 1966                           (August 1996 to present).
--------------------- ------------- -------- -------------------------- ------------ ----------
J. Steven Neamtz       Vice         [____]   Executive Vice President,  N/A          N/A
DOB: October 14, 1958  President             SAAMCo (April 1996 to
                                             present); Director and
                                             President, SACS (April
                                             1996 to present).
--------------------- ------------- -------- -------------------------- ------------ ----------
Robert M. Zakem        President    [____]   Senior Vice President and  N/A          N/A
DOB: January 26, 1958                        General Counsel, SAAMCo
                                             (April 1993 to present);
                                             Executive Vice President,
                                             General Counsel and
                                             Director, SACS (February
                                             1993 to present).
-----------------------------------------------------------------------------------------------

The Trustees of the Trust are responsible for the overall supervision of the operation of the Trust and each Fund and perform various duties imposed on directors of investment companies by the Investment Company Act and under the Trust's Declaration of Trust. Trustees and officers of the Trust are also trustees and officers of some or all of the other investment companies managed, administered or advised by SunAmerica and distributed by SACS and other affiliates of SunAmerica Inc.

The Trust pays each Disinterested Trustee annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Trustees. Specifically, each Disinterested Trustee receives a pro rata portion (based upon the Trust's net assets) of $40,000 in annual compensation for acting as a director or trustee to all the retail funds in SAMF. Also, each Disinterested Trustee of SASFRF receives $900 per quarterly meeting and $300 per month retainer for acting as a Trustee. Each Disinterested Trustee of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. [Compensation from Trust?]

The Board of Trustees has established two committees, Audit and Nominating.

Each Disinterested Trustee serves on the Audit Committee of the Board of Trustees. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds' independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committees of all of the SAMF. [With respect to the Trust, each member of the Audit Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of the Trust during the period ended [______].] [Since the Trust has not yet commenced operations, the Audit Committee has not yet met.]

In addition, each Disinterested Trustee also serves on the Nominating Committee. The Nominating Committee recommends to the Trustees those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. The Nominating Committee does not normally consider candidates proposed by shareholders for election as Trustees. Members of the Nominating Committee receive an aggregate of $1,000 in annual compensation for serving on the Nominating Committee. In addition, each member of the Nominating Committee receives $500 per meeting. [Since the Trust has not yet commenced operations, the Nominating Committee has not yet met].

The Trustees (and Directors) of the SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the Disinterested Trustees of the SAMF. The Retirement Plan provides generally that if a Disinterested Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SAMF (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each of the SAMF with respect to which he or she is an Eligible Trustee. [With respect to Sebastiano Sterpa, the Disinterested Trustees have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan.] As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each of the SAMF for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any retirement benefits credited during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.5%.

TRUSTEE OWNERSHIP OF FUND SHARES

The following table shows the dollar range of shares beneficially owned by each Trustee as of ________________, 2004.

DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------
                                                       Aggregate Dollar Range of
                                                       Equity Securities in All
                                                         Registered Investment
                                                         Companies Overseen by
                             Dollar Range of Equity      Trustee in Family of
      Name of Trustee       Securities in the Fund(1)   Investment Companies(2)
-------------------------- -------------------------- --------------------------
[  ]                                  None                       [ ]
-------------------------- -------------------------- --------------------------
[  ]                                  None                       [ ]
-------------------------- -------------------------- --------------------------
[  ]                                  None                       [ ]
-------------------------- -------------------------- --------------------------

----------
(1) No Fund shares are held because the Funds have not yet commenced as of [_____________, 2004].
(2) Includes the SAMF (37 funds), AST (8 portfolios) and SASFRF (1 fund), Anchor Pathway Fund ("APF") (7 series), SAST (33 portfolios) and Seasons (19 portfolios).

INTERESTED TRUSTEES
--------------------------------------------------------------------------------
                                                       Aggregate Dollar Range of
                                                       Equity Securities in All
                                                         Registered Investment
                                                         Companies Overseen by
                             Dollar Range of Equity      Trustee in Family of
      Name of Trustee       Securities in the Fund(1)   Investment Companies(2)
-------------------------- -------------------------- --------------------------
[  ]                                  None                       None
-------------------------- -------------------------- --------------------------
[  ]                                  None
-------------------------- -------------------------- --------------------------

----------
(1) No Fund shares are held because the Funds have not yet commenced operations as of [________, 2004].

(2) Includes the SAMFs (37 funds), AST (8 portfolios) and SASFRF (1 fund), APF (7 series), SAST (33 portfolios) and Seasons (19 portfolios).


No Disinterested Trustee including their immediate family members, owned beneficially or of record any securities in an investment adviser or principal underwriter of the Fund; or a person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

The Interested Trustees receive no compensation from the Funds. The following table sets forth information summarizing the compensation that the Trust will pay each Disinterested Trustee for his services as Trustee for the fiscal year ended ________________, 2004.

                               COMPENSATION TABLE
--------------------------------------------------------------------------------
                                                                      TOTAL
                                                                   COMPENSATION
                                    PENSION OR                         FROM
                                    RETIREMENT      ESTIMATED       REGISTRANT
                    AGGREGATE        BENEFITS         ANNUAL         AND FUND
                   COMPENSATION     ACCRUED AS       BENEFITS      COMPLEX PAID
                       FROM        PART OF FUND        UPON       TO DIRECTORS/
TRUSTEE               TRUST         EXPENSES*      RETIREMENT+      TRUSTEES*
---------------- --------------- --------------- --------------- ---------------

---------------- --------------- --------------- --------------- ---------------

---------------- --------------- --------------- --------------- ---------------

--------------------------------------------------------------------------------

* [Information is as of [__________] for the five investment companies in the complex that pay fees to these Trustees. The complex consists of the SAMF, AST, SASFR, VALIC Company I and VALIC Company II.]

+    Assumes  the   participant   elects  to  receive   benefits  in  15  yearly
     installments   for  the  SAMF  and  AST  Retirement  Plans  and  10  yearly installments for VALIC Company I and VALIC Company II Retirement Plans.

     [As of ____________,] 2004, the Funds have not yet commenced operations, so no officer or Trustee owns any shares in the Funds].


  MANAGER, ADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND ADMINISTRATOR


AIG SunAmerica Asset Management Corp., which was organized as a Delaware corporation in 1982, is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, and acts as investment adviser to the Funds pursuant to the Investment Advisory and Management Agreement dated [___________, 2004] (the "Advisory Agreement") with the Trust, on behalf of each Fund. As of [____________, 2004], SunAmerica managed, advised and/or administered in excess of [$31.5] billion of assets. SunAmerica is a wholly owned subsidiary of AIG SunAmerica Inc., which in turn is a wholly owned subsidiary of American International Group, Inc. ("AIG").

AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, retirement savings and asset management.

Under the Advisory Agreement, the SunAmerica provides various administrative services and supervises the business affairs of each Fund, subject to general review by the Trustees. SunAmerica has delegated portfolio management to Trajectory Asset Management, LLC (the "Adviser").

SunAmerica has retained the Adviser to manage the investment portfolio of the Funds, pursuant to the Subadvisory Agreement dated [___________, 2004] (the "Subadvisory Agreement"). Retention of the Adviser in no way reduces the responsibilities or obligations of SunAmerica under the Advisory Agreement and SunAmerica shall be responsible for all acts and omissions of the Adviser, or other persons or entities, in connection with the performance of SunAmerica's duties, as discussed below.

Except to the extent otherwise specified in the Advisory Agreement, each Fund pays, or cause to be paid, all other expenses of the Trust and each of the Funds, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; registration costs of the Trust and its shares under federal and state securities laws; the cost and expense of printing, including typesetting and distributing Prospectuses and Statements of Additional Information with respect to the Funds, and supplements thereto, to the shareholders of the Funds; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of the Funds; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Trust's operation.

As compensation for its services to the Funds, each Fund will pay SunAmerica a management fee at the annual fee of .65% of average daily net assets.

                    BOARD APPROVAL OF THE ADVISORY AGREEMENT

[The Board of Trustees of the Trust, including the Disinterested Trustees, approved the Trust's Advisory Agreement with the SunAmerica with respect to each Fund for an initial two-year period. In approving the adoption of the Fund's Advisory Agreement, the Board, including the Disinterested Trustees, considered [(i) the reasonableness of the Advisory fee in light of the nature and quality of Advisory services provided and any additional benefits received by SunAmerica or its affiliates in connection with providing services to the Fund, (ii) the nature, quality, cost and extent of administrative and shareholder services performed by SunAmerica and affiliated companies, (iii) the Fund's expense ratio, and expense ratios of similar funds, (iv) economies of scale, (v) the terms of the agreement, (vi) the overall organization of SunAmerica, as well as SunAmerica's profitability and financial condition.] [The Board also reviewed reports on soft dollar commissions received by SunAmerica for its investment advisory services for other funds during the past year, which included information on brokers and total commissions paid for each fund, as well as on the types of research and services obtained by SunAmerica in connection with soft dollar commissions.]

[In addition, the Board reviewed the Code of Ethics of SunAmerica, and determined that it contains provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by Fund personnel in connection with their personal transactions in securities held or to be acquired by the Fund.]

[Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Trustees, including the Disinterested Trustees, concluded that the SunAmerica's advisory fee structures were fair, reasonable, and that the Advisory Agreement should be approved.]

The Advisory Agreement continues in effect for an initial two-year term, and thereafter from year to year, if approved at least annually by vote of a majority of the Trustees or by the holders of a majority of each Fund's outstanding voting securities. Any such continuation also requires approval by a majority of the Disinterested Trustees by vote cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Trustees, by the holders of a majority of the Fund's outstanding voting securities or by SunAmerica. The Advisory Agreement automatically terminates in the event of its assignment (as defined in the Investment Company Act and the rules thereunder).

Under the terms of the Advisory Agreement, SunAmerica is not liable to a Fund or its shareholders for any act or omission by it or for any losses sustained by the Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

ADVISER

The Funds are subadvised by Trajectory Asset Management, LLC, located at 780 Third Avenue, 32nd Floor, New York, NY 10017, which is responsible for investment decisions for the Funds. As of [____________, 2004], the Adviser has approximately $[______________] in total assets under management. [Further information regarding Adviser, including ownership to be supplied.]

The Adviser was retained by SunAmerica to manage the investment portfolio of the Funds, pursuant to the Subadvisory Agreement dated [___________, 2004] (the "Subadvisory Agreement").

The  Adviser  is  responsible   for  portfolio  for  the  Funds,   selection  of
broker-dealers and negotiation of commission rates.

The Adviser's fee will be 43% of the net management fees after reimbursements paid to SunAmerica. Payments to the Adviser for its services are made by SunAmerica, not by the Funds.

                   BOARD APPROVAL OF THE SUBADVISORY AGREEMENT

[The Board of Trustees of the Trust, including the Disinterested Trustees, approved the Subadvisory Agreement with the Adviser with respect to each Fund. In approving the Subadvisory Agreement, the Board considered [(i) the reasonableness of the Subadvisory fee in light of the nature and quality of subadvisory services provided and any additional benefits received by the Adviser or its affiliates in connection with providing services to the Fund,
(ii) the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and affiliated companies, (iii) the Fund's expense ratio, and expense ratios of similar funds, (iv) economies of scale, (v) the terms of the agreement, (vii) the overall organization of the Adviser, as well as the Adviser's profitability and financial condition.]

In addition, the Board reviewed the Code of Ethics of the Adviser, and determined that it contains provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by Fund personnel in connection with their personal transactions in securities held or to acquired by the Fund.

Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Trustees, including the Disinterested Trustees, concluded that the Adviser's subadvisory fee structures were fair, reasonable, and that the Subadvisory Agreement should be approved.

The Subadvisory Agreement continues in effect for a period of two years from the date of its execution, unless terminated sooner. Thereafter, it may be renewed from year to year, so long as continuance is specifically approved at least annually by vote of a majority of the Trustees or by the holders of a majority of each Fund's outstanding voting securities. Any such continuation also requires approval by a majority of the Disinterested Trustees by vote cast in person at a meeting called for such purpose.

The Subadvisory Agreement provides that it will terminate in the event of an assignment (as defined in the Investment Company Act) or upon termination of the Advisory Agreement. In addition, SunAmerica may terminate any agreement with the Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated advisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated advisers for new or existing Funds, change the terms of particular agreements with unaffiliated advisers or continue the employment of existing unaffiliated advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Fund have the right to terminate an agreement with an adviser for that Fund at any time by-a vote of the majority of the outstanding voting securities of such Fund. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose the Adviser's fees only in the aggregate for each Fund.

Under the terms of the Subadvisory Agreement, the Adviser is not liable to a Funds or its shareholders for any act or omission by it or for any losses sustained by a Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

PERSONAL SECURITIES TRADING

The Funds and SunAmerica have adopted a written Code of Ethics (the "SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SunAmerica Code is: (1) any trustee, director, officer, general partner or advisory person of a Fund or SunAmerica; (2) any director or officer of the Underwriter who in the ordinary course of his or her business makes, participates in or obtains information regarding the purchase or sale of securities for the investment client or whose functions or duties as part of the ordinary course of his or her business relate to the making of any recommendation to the investment client regarding the purchase or sale of securities; and (3) any other persons designated by the Review Officer as having access to current trading information. The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by SunAmerica, (ii) initial public offerings, (iii) private placements, (iv) blackout periods, (v)
short-term  trading  profits,  (vi)  gifts,  and (vii)  services  as a director.
Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Funds. These guidelines are substantially similar to those contained in the Report of the
Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. SunAmerica reports to the Board of Trustees on a quarterly basis as to whether there were any violations of the SunAmerica Code by Access Persons of a Fund or SunAmerica during the quarter.

The Adviser has adopted a written Code of Ethics, and has represented that the provisions of such Code of Ethics are substantially similar to those in the SunAmerica Code. Further, Adviser reports to SunAmerica on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Funds. In turn, SunAmerica reports to the Board of Trustees as to whether there were any violations of the SunAmerica Code by Access Persons of the Funds or SunAmerica.

THE DISTRIBUTOR

The Trust, on behalf of each Fund, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, a registered broker-dealer and an indirect wholly owned subsidiary of AIG SunAmerica Inc., to act as the principal underwriter in connection with the continuous offering of each class of shares of each Fund. The address of the Distributor is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Fund through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports respecting each Fund, for distribution to persons who are not shareholders of a Fund and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Funds (see "Distribution Plans" below).

The Distribution Agreement continues in effect for an initial two-year term and thereafter from year to year if such continuance is approved at least annually by the Trustees, including a majority of the Disinterested Trustees. The Trust and the Distributor each has the right to terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the Investment Company Act and the rules thereunder).

DISTRIBUTION PLANS

Rule l2b-1 under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's board of directors. As indicated in the Prospectus, the Trustees of the Trust and the shareholders of each class of shares of the Funds have adopted Distribution Plans (the "Class A Plan" and the "Class II Plan," and collectively, the "Distribution Plans").

Under the Class II Plan, the Distributor may receive payments from each Fund at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class II shares, to compensate the Distributor and certain securities firms for sales and promotional activities for distributing this class of shares. The distribution costs for which the Distributor may be reimbursed out of distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class II Plan will exceed the Distributor's distribution costs as described above. The Class A Plan provides for a distribution fee from each Fund at the annual rate of up to 0.10% of the average daily net assets of the Fund's Class A shares. The Distribution Plans also provide that each class of shares of each Fund may pay the Distributor an account maintenance and service fee for payments to broker-dealers for providing continuing account maintenance. This account maintenance and service fee is up to 0. 25% of the aggregate average daily net assets of Class A and Class II shares.

The following table sets forth the distribution and account maintenance and service fees the Distributor will receive from the Funds based on a percentage of average daily net assets:

                                                       ACCOUNT MAINTENANCE AND
          CLASS                 DISTRIBUTION FEE             SERVICE FEE
            A                         0.10%                     0.25%
           II                         0.75%                     0.25%
                                        _
Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Continuance of the Distribution Plans is subject to annual approval by vote of the Trustees, including a majority of the Disinterested Trustees. A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Fund without approval of the shareholders of the affected class of shares of the Fund. In addition, all material amendments to the Distribution Plans must be approved by the Trustees in the manner described above. A Distribution Plan may be terminated at any time without payment of any penalty by vote of a majority of the Disinterested Trustees or by vote of a majority of the outstanding voting securities (as defined in the Investment Company Act) of the affected class of shares of the Fund. So long as the Distribution Plans are in effect, the election and nomination of the Disinterested Trustees of the Trust shall be committed to the discretion of the Disinterested Trustees. In the Trustees' quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans. In their consideration of the Distribution Plans, the Trustees must consider all factors they deem relevant, including information as to the benefits to the Fund and the shareholders of the relevant class of the Fund.


THE ADMINISTRATOR

The Trust has entered into a service agreement ("Service Agreement"), under the terms of which AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of AIG, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street") in connection with certain services offered to the shareholders of the Funds. SAFS is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

Pursuant to the Service Agreement, SAFS receives a fee from the Trust, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets of Class A and Class II shares subject to review and approval by the Trustees. From this fee, SAFS pays a fee to State Street, and its affiliate, Boston Financial Data Services ("BFDS" and with State Street, the

"Transfer Agent") (other than out-of-pocket charges of the Transfer Agent which are paid by the Trust).

The Service Agreement continues in effect from year to year provided that such continuance is approved annually by vote of the Trustees including a majority of the Disinterested Trustees.

The out-of-pocket charges of the Transfer Agent include charges for services relating to anti-money laundering procedures under the USA PATRIOT Act of 2001, as amended.


                        FUND TRANSACTIONS AND BROKERAGE

As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for each Fund, selection of broker-dealers and negotiation of commission rates. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of SunAmerica.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the Adviser may select broker-dealers that provide it with research services and may cause a Fund to pay broker-dealers commissions that exceed those other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Certain research services furnished by brokers may be useful to the Adviser with clients other than the Trust, and not all of these services may be used by the Adviser in connection with the Trust. No specific value can be determined for research services furnished without cost to the Adviser by a broker. The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser's research and analysis. Therefore, it may tend to benefit a Fund by improving the quality of the Adviser's investment advice. The investment advisory fees paid by a Fund are not reduced because the Adviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.

Subject to applicable law and regulations, consideration may also be given to the willingness of particular brokers to sell shares of a Fund as a factor in the selection of brokers for transactions effected on behalf of a Fund, subject to the requirement of best price and execution.

Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of a Fund, it is possible that, at times, identical securities will be acceptable for purchase by a Fund and one or more other accounts or investment companies that the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of a Fund and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security, which it seeks to purchase or sell, or the price at which such security can be purchased or sold.

              ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES


Upon making an investment in shares of a Fund, an open account will be established under which shares of the Fund and additional shares acquired through reinvestment of dividends and distributions will be held for each shareholder's account by the Transfer Agent. Shareholders will not be issued certificates for their shares. Shareholders receive regular statements from the Transfer Agent that report each transaction affecting their accounts. Further information may be obtained by calling Shareholder/Dealer Services at (800) 858-8850.

Shareholders who have met the Fund's minimum initial investment may elect to have periodic purchases made through a dollar cost averaging program. At the shareholder's election, such purchases may be made from their bank checking or savings account on a monthly, quarterly, semi-annual or annual basis.

Shares of the Funds are sold at the respective net asset value next determined after receipt of a purchase order, plus a sales charge, which, at the election of the investor (i) may be imposed at the time of purchase (Class A shares),
(ii) may be  deferred  (purchases  of Class A shares in excess of $1 million) or
(iii) may contain elements of a sales charge that is both imposed at the time of purchase and deferred (Class II shares). Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the purchase of Fund shares.

CALCULATION OF SALES CHARGES

CLASS A.   Sales Charges are as follows:                          Sales Charge               Concession to Dealers
                                                       ----------------------------------- ---------------------------
YOUR INVESTMENT                                             % OF               % OF                  % OF
                                                          OFFERING          NET AMOUNT             OFFERING
                                                            PRICE            INVESTED                PRICE
                                                       ---------------- ------------------ ---------------------------
Less than $50,000................................           5.75%             6.10%                  5.00%
$50,000 but less than $100,000...................           4.75%             4.99%                  4.00%
$100,000 but less than $250,000..................           3.75%             3.90%                  3.00%
$250,000 but less than $500,000..................           3.00%             3.09%                  2.25%
$500,000 but less than $1,000,000................           2.10%             2.15%                  1.35%
$1,000,000 or more...............................           None              None                   1.00%

     INVESTMENTS OF $1 MILLION OR MORE: Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on shares you sell within one year of purchase and a 0.50% CDSC is charged on shares you sell after the first year and within the second year after purchase.

CLASS II.  Sales Charges are as follows:                  Sales Charge                  Concession to Dealers
                                                  ----------------------------- --------------------------------------
                                                      % OF          % OF NET                    % OF
                                                    OFFERING         AMOUNT                   OFFERING
                                                      PRICE         INVESTED                    PRICE
                                                  --------------- ------------- --------------------------------------
                                                      1.00%          1.01%                      1.00%

     There is also a CDSC of 1 % on shares you sell within 18 months after you buy them.

CONTINGENT DEFERRED SALES CHARGES ("CDSCS")

     DETERMINATION OF CDSC: Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

     FOR PURPOSES OF THE CDSC, WE COUNT ALL PURCHASES YOU MAKE DURING A CALENDAR MONTH AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

     Class II shares convert to Class A shares approximately eight years after purchase.

     The following table sets forth the rates of the CDSC applicable to these shares:

                 Years after purchase                  CDSC RATE
                 1st                                   5.00%
                 2nd                                   4.00%
                 3rd or 4th year                       3.00%
                 5th year                              2.00%
                 6th year                              1.00%
                 7th year and thereafter               None

WAIVER OF CDSCS

As discussed under "Shareholder Account Information" in the Prospectus, CDSCs may be waived on redemptions of Class II shares under certain circumstances. The conditions set forth below are applicable with respect to the following situations with the proper documentation:

DEATH.  CDSCs may be waived on  redemptions  within one year following the death
(i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform

Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class II shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed.

DISABILITY. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

DISTRIBUTIONS OR LOANS. CDSCs may be waived on taxable distributions or loans to participants of qualified retirement plans or retirement accounts (not including rollovers) for which AIG Federal Savings Bank (DBA SunAmerica Trust Company) serves as a fiduciary and in which the plan participant or account holder has attained the age of 59 1/2 at the time the redemption is made.

EMPLOYEES. To the extent that sales are made for personal investment purposes, the sales charge is waived as to Class II shares purchased by current or retired officers, Trustees, and other full-time employees of SunAmerica, the Adviser and their respective affiliates, as well as members of the selling group and family members of the foregoing.

FINANCIAL INTERMEDIARIES. The front-end sales charge for Class II shares is generally waived if the Class II shares are purchased through certain financial intermediaries that have executed an agreement with the Distributor to sell Class II shares with no front-end sales charge.

PURCHASE BY CHECK

Checks should be made payable to the specific Fund or payable to AIG SunAmerica Mutual Funds. In the case of a new account, purchase orders by check must be submitted directly by mail to AIG SunAmerica Fund Services, Inc., c/o BFDS, P.O. Box 219186, Kansas City, Missouri 64121-9373, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o BFDS, P.O. Box 219373, Kansas City, Missouri 64121-9373 and the shareholder's account number should appear on the check. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of a Fund at the net asset value next computed after the check is received. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See "Shareholder Account Information" in the Prospectus.)

A personal check from an investor should be drawn from the investor's bank account. In general, starter checks, cash equivalents, stale-dated or post-dated checks will not be accepted.

PURCHASE BY FEDERAL FUNDS WIRE

An investor may make purchases by having his or her bank wire federal funds to the Trust's Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Trust and the Transfer Agent are open for business. Orders for purchase of shares received by wire transfer in the form of federal funds will be effected at the next-determined net asset value if received at or prior to a Fund's close of business. In order to insure prompt receipt of a Federal funds wire, it is important that these steps be followed:

     1. You must have an existing SAMF Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to SAFS at: (201) 324-6496.

     2. Call SunAmerica Fund Services' Shareholder/Dealer Services, toll free at (800) 858-8850, to obtain your new account number.

     3.   Instruct the bank to wire the specified  amount to the Transfer Agent:
          State Street Bank and Trust Company, Boston, MA, ABA# 0 II0-00028; DDA# 99029712, SunAmerica [name of Fund, Class] (include shareholder name and account number).


WAIVER OF SALES CHARGES WITH RESPECT TO CERTAIN PURCHASES OF CLASS A SHARES

To the extent that sales are made for personal investment purposes, the sales charge is waived as to Class A shares purchased by current or retired officers, Trustees, and other full-time employees of SunAmerica, the Adviser and their respective affiliates, as well as members of the selling group and family members of the foregoing. In addition, the sales charge is waived with respect to shares purchased by certain qualified retirement plans or employee benefit plans (other than IRAs), which are sponsored or administered by SunAmerica or an affiliate thereof. Such plans may include certain employee benefit plans qualified under Section 401 or 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code (collectively, the "Plans"). A Plan will qualify for purchases at net asset value provided that (a) the initial amount invested in one or more of the Funds (or in combination with the shares of other SAMFs) is at least $750,000, (b) the sponsor signs a $750,000 Letter of Intent, (c) such shares are purchased by an employer-sponsored plan with at least 75 eligible employees, or (d) the purchases are by trustees or other fiduciaries for certain employer-sponsored plans, the trustee, fiduciary or administrator has an agreement with the Distributor with respect to such purchases, and all such transactions for the plan are executed through a single omnibus account. Further, the sales charge is waived with respect to shares purchased by "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners or registered investment advisers adhering to the following standards established by the Distributor: (i) the broker-dealer, financial institution or financial planner charges its client(s) an advisory fee based on the assets under management on an annual basis, and (ii) such broker-dealer, financial institution or financial planner does not advertise that shares of the Funds may be purchased by clients at net asset value. Shares purchased under this waiver may not be resold except to the applicable Fund. Shares are offered at net asset value to the foregoing persons because of anticipated economies in sales effort and sales related expenses. Reductions in sales charges apply to purchases of shares by a "single person" including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Complete details concerning how an investor may purchase shares at reduced sales charges may be obtained by contacting the Distributor.

REDUCED SALES CHARGES (CLASS A SHARES ONLY)

As  discussed  under  "Shareholder   Account  Information"  in  the  Prospectus,
investors in Class A shares of a Fund may be entitled to reduced sales charges pursuant to the following special purchase plans made available by the Trust.

COMBINED PURCHASE PRIVILEGE (CLASS A SHARES ONLY)

The  following   persons  may  qualify  for  the  sales  charge   reductions  or
eliminations by combining purchases of Fund shares into a single transaction:

          1. an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act (which includes corporations that are corporate affiliates of each other);

          2. an individual, his or her spouse and their minor children, purchasing for his, her or their own account;

          3. a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code);

          4. tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including 403(b) plans);

          5. employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans; and

          6.   group purchases as described below.

A combined purchase currently may also include shares of other funds in SAMF (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with the Distributor.

RIGHTS OF ACCUMULATION (CLASS A SHARES ONLY)

A purchaser of Fund shares may qualify for a reduced sales charge by combining a current purchase (or combined purchases as described above) with shares previously purchased and still owned; provided the cumulative value of such shares (valued at cost or current net asset value, whichever is higher), amounts to $50,000 or more. In determining the shares previously purchased, the calculation will include, in addition to other Class A shares of the particular Fund that were previously purchased, shares of the other classes of the same Fund, as well as shares of any class of any other Fund or of any of the other Funds advised by SunAmerica, as long as such shares were sold with a sales charge or acquired in exchange for shares purchased with such a sales charge.

The shareholder's dealer, if any, or the shareholder, must notify the Distributor at the time an order is placed of the applicability of the reduced charge under the Right of Accumulation. Such notification must be in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such information is not furnished at the time of the order; or (b) a review of the Distributor's or the Transfer Agent's records fails to confirm the investor's represented holdings.

LETTER OF INTENT (CLASS A SHARES ONLY)

A reduction of sales charges is also available to an investor who, pursuant to a written Letter of Intent set forth in the New Account Application in the Prospectus, establishes a total investment goal in Class A shares of one or more Funds to be achieved through any number of investments over a thirteen-month period, of $50,000 or more. Each investment in such Funds made during the period will be subject to a reduced sales charge applicable to the goal amount. The initial purchase must be at least 5% of the stated investment goal and shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the investor. Shares of any class of shares of any Fund, or of other funds advised by SunAmerica, that impose a sales charge at the time of purchase, which the investor intends to purchase or has previously purchased during a 30-day period prior to the date of execution of the Letter of Intent and still owns, may also be included in determining the applicable reduction; provided, the dealer or shareholder notifies the Distributor of such prior purchase(s).

The Letter of Intent does not obligate the investor to purchase, nor the Trust to sell, the indicated amounts of the investment goal. In the event the investment goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the Letter of Intent to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge break-point, the sales charge on the entire amount of the purchase that results in passing that break-point, and on subsequent purchases, will be subject to a further reduced sales charge in the same manner as set forth above under "Rights of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, shares of the applicable Funds purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge. The 5% escrow and the minimum purchase requirement will be applicable to the new stated goal. Investors electing to purchase shares of one or more of the Funds pursuant to this purchase plan should carefully read such Letter of Intent.

As  discussed  under  "Shareholder   Account  Information"  in  the  Prospectus,
investors in Class A shares of a Fund may be entitled to reduced sales charges pursuant to the following special purchase plans made available by the Fund.

REDUCED SALES CHARGE FOR GROUP PURCHASES (CLASS A SHARES ONLY)

Members of qualified groups may purchase Class A shares of the Funds under the combined purchase privilege as described above.

To receive a rate based on combined purchases, group members must purchase Class A shares of a Fund through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to the Distributor, together with payment and completed New Account Application. After the initial purchase, a member may send funds for the purchase of Class A shares directly to the Transfer Agent. Purchases of a Fund's shares are made at the public offering price based on the net asset value next determined after the Distributor or the Transfer Agent receives payment for the Class A shares. The minimum investment requirements described above apply to purchases by any group member. Class II shares are not included in calculating the purchased amount of a Fund's shares.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) PROVIDED THAT: (i) the group has at least 25 members of which at least ten members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge; (iv) the group's sole organizational nexus or connection is not that the members are credit card customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than on an annual basis; (vi) the group or its investment dealer will provide annual certification, in form satisfactory to the Transfer Agent, that the group then has at least 25 members and that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification, in form satisfactory to the Transfer Agent, as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnership and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring a Fund's shares for the benefit of any of the foregoing.

Interested groups should contact their investment dealer or the Distributor. The Trust reserves the right to revise the terms of or to suspend or discontinue group sales with respect to shares of the Funds at any time.

NET ASSET VALUE TRANSFER PROGRAM

Investors may purchase shares of any SAMFs portfolio without being subject to a front-end sales load or contingent deferred sales charge, with the redemption proceeds of shares of other mutual funds (other than funds managed by the SunAmerica or its affiliates) redeemed within 30 days prior to that purchase. With respect to shares purchased using the redemption proceeds of Class A shares of other mutual funds, investors will receive Class A shares. With respect to shares purchased using the redemption proceeds of Class II shares of other mutual funds, investors will receive Class II shares. To qualify for this privilege, the investor's financial adviser must be affiliated with a member company of AIG. If requested, the advisor's broker-dealer must supply proof of entitlement to this privilege.


              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the redemption of Fund shares.

If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Trust, having filed with the SEC a notification of election pursuant to Rule l8f-1 on behalf of the Fund, may pay the redemption price in whole, or in part, by a distribution in kind of securities from the Fund in lieu of cash. In conformity with applicable rules of the SEC, a Fund is committed to pay in cash all requests for redemption of Fund shares, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled "Determination of Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

The Distributor is authorized, as agent for the Funds, to offer to repurchase shares that are presented by telephone to the Distributor by investment dealers. Orders received by dealers must be at least $500. The repurchase price is the net asset value per share of the applicable class of shares of a Fund next-determined after the repurchase order is received, less any applicable CDSC. Repurchase orders received by the Distributor after the Fund's close of business will be priced based on the next business day's close. Dealers may charge for their services in connection with the repurchase, but neither the Funds nor the Distributor imposes any such charge. The offer to repurchase may be suspended at any time.

A 2% redemption fee will be charged on Fund shares that are redeemed within 60 days of purchase. The fee is calculated on the NAV of the shares being redeemed and is deducted from the redemption proceeds. Shares held longest will be treated as redeemed first. The redemption fee will not be applied to redemptions of shares acquired through the reinvestment of dividends or distributions. All redemption fees will be paid to the applicable Fund and will help offset transaction expenses, market impact, and other costs associated with short-term trading.

                               EXCHANGE PRIVILEGE

Shareholders of a Fund may exchange their shares for the same class of shares of any other SAMF distributed by the Distributor, except for SunAmerica Senior Floating Rate Fund. Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, the Systematic Exchange Program may be used to exchange shares periodically of one or more other funds distributed by the Distributor, for shares of the same class of a High-Water Mark Fund. Under this program, another fund's shares can be exchanged for shares of a High-Water Mark Fund, but shares of a High-Water Mark Fund cannot be exchanged for another fund's shares. Through this program, the minimum exchange amount is $50 and there is no fee for exchanges made. All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans and other qualified or tax-exempt accounts. The exchange privilege may be terminated or modified upon 60 days' written notice. Further information about the exchange privilege may be obtained by calling Shareholder/Dealer Services at (800) 858-8850.

An investor who exchanges out of one Fund and into another Fund does not "import" the Protected High-Water Mark Value from the first Fund; rather, the redemption extinguishes any entitlement to the first Fund's High-Water Mark Value and the purchase of the second Fund starts a new entitlement to the second Fund's Protected High-Water Mark Value if the shares are held to the second Fund's Protected Maturity Date.

If a shareholder acquires Class A shares through an exchange from another SAMF where the original purchase of such fund's Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the CDSC, if any, applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining whether the CDSC is applicable upon a redemption of any of such shares.

Class II shares of the Funds (other than the 2010 High-Water Mark Fund) automatically convert to Class A shares of the same Fund approximately eight years after purchase. If you exchange a High-Water Mark Fund's Class II shares directly for Class II shares of another High-Water Mark Fund, the Class II conversion schedule applicable at the time you originally purchased your shares will continue to apply and you will be credited with the time you held the first Fund's shares. However, if you exchange High-Water Mark Fund Class II shares for Class II shares of one or more different funds distributed by the Distributor, you will be subject to that new fund's Class II conversion feature, if any, and will not be credited with the time you held the High-Water Mark Fund shares.

A shareholder who acquires Class II shares through an exchange from another SAMF will retain liability for any deferred sales charge outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class II shares to Class A.

Because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse any exchange sell order (1) if it appears to be a market timing transaction involving a significant portion of a Fund's assets or (2) from any shareholder account if previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including, but not limited to, those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indications, will be considered one account for this purpose.

In addition, a Fund reserves the right to refuse any exchange purchase order if, in the judgment of SunAmerica, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchange may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and may therefore be refused.

                        DETERMINATION OF NET ASSET VALUE

The Trust is open for business on any day the NYSE is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). Each Fund calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares outstanding of such class. Investments for which market quotations are readily available are valued at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Trustees.

Bonds and other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days, are normally valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available; however, in circumstances in which the SunAmerica deems it appropriate to do so, any over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Futures traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the SunAmerica, the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, including instances where quotations are considered unreliable or if a development/event occurs that may significantly impact the value of a security, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Fund's total assets.

A Fund's liabilities, including proper accruals of expense items, are deducted from total assets.


                                PERFORMANCE DATA

Each Fund may advertise performance data that reflects various measures of total return. An explanation of the data presented and the methods of computation that will be used are as follows.

A Fund's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market deposit accounts, money market funds and U.S. Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

Average annual total return is determined separately for Class A and Class II shares in accordance with a formula specified by the SEC. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:

                                 P(1 + T)n = ERV

            P    =  a hypothetical initial purchase payment of $1,000
            T    =  average annual total return
            n    =  number of years
            ERV  =  ending  redeemable  value of a  hypothetical  $1,000 payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

          The above formula assumes that:

               a. The maximum sales load (i.e., either the front-end sales load in the case of the Class A shares or Class II shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class II shares) is deducted from the initial $1,000 purchase payment;

               b. All dividends and distributions are reinvested at net asset value; and

               c.   Complete  redemption occurs at the end of the 1-, 5-, or 10-
                    year  periods  or  fractional   portion   thereof  with  all
                    nonrecurring charges deducted accordingly.

Average annual total return (after taxes on distributions and redemptions) is determined separately for each class in accordance with a formula specified by the SEC. Average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rates of return for the 1-, 5- and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:

                                P(1 + T)n = ATVD

            P    =  a hypothetical initial purchase payment of $1,000.
            T    =  average  annual total return  (after taxes on  distributions and redemption).
            n    =  number of years.
            ATVD =  ending value of a  hypothetical  $1,000  payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on fund.


          The above formula assumes that:

               a. The maximum sales load (i.e., either the front-end sales load in the case of the Class A shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class II shares) is deducted from the initial $1,000 purchase payment;

               b. All dividends and distributions, less the taxes due on such dividends and distributions, are reinvested at net asset value; and

               c. The highest individual marginal federal income tax rates were applied to each component of the distributions on the reinvestment date.

               d.   Complete  redemption occurs at the end of the 1-, 5-, or 10-
                    year  periods  or  fractional   portion   thereof  with  all
                    nonrecurring charges deducted accordingly.

Each Fund may advertise cumulative, rather than average return, for each class of its shares for periods of time other than the 1-, 5-, and 10-year periods or fractions thereof, as discussed above. Such return data will be computed in the same manner as that of average annual total return, except that the actual cumulative return will be computed.

COMPARISONS

Each Fund may compare its total return or yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating an investment in a Fund. The following references may be used:

     o Standard & Poor's 500 Composite Stock Price Index or its component indices - an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     o Standard & Poor's 100 Stock Index - an unmanaged index based on the prices of 100 blue chip stocks, including 92 industrials, one utility, two transportation companies, and five financial institutions. The Standard & Poor's 100 Stock Index is a smaller, more flexible index for options trading.

     o The NYSE composite or component indices - unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

     o Wilshire 5000 Equity Index or its component indices - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

     o Lipper: Mutual Fund Performance Analysis, Fixed Income Analysis, and Mutual Fund Indices - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

     o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     o Mutual Fund Source Book, Principia, and other publications and information services provided by Morningstar, Inc. - analyzes price, risk and total return for the mutual fund industry.

     o Financial publications: Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Pension and Investment Age, United Mutual Fund Selector, and Wiesenberger Investment Companies

          Service, and other publications containing financial analyses that rate mutual fund performance over specified time periods.

     o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of periodic change in the price of goods and services in major expenditure groups.

     o    Stocks, Bonds, Bills, and Inflation,  published by Ibbotson Associates
          - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

     o Savings and Loan Historical Interest Rates as published in the U.S. Savings & Loan League Fact Book.

     o Shearson-Lehman Municipal Bond Index and Government/Corporate Bond Index - unmanaged indices that track a basket of intermediate and long-term bonds. Reflect total return and yield and assume dividend reinvestment.

     o Shearson Lehman Long-Term Treasury Bond Index - is comprised of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

     o NASDAQ Industrial Index - is comprised of more than 3,000 industrial issues. It is a value-weighted index calculated on pure change only and does not include income.

     o First Boston High Yield Index - generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

     o Russell 3000 and 2000 Index - represents the top 3,000 and the next 2,000 stocks, respectively, traded on the NYSE, American Stock Exchange and National Association of Securities Dealers Automated Quotations, by market capitalizations.

     o Lehman Brothers Aggregate Bond Index - represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

     o Lehman Brothers Intermediate Government Index - represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government in the intermediate maturity range.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its figures. Specifically, a Fund may compare its performance to that of certain indices that include securities with government guarantees. However, a Fund's shares do not contain any such guarantees. In addition, there can be no assurance that a Fund will continue its performance as compared to such other standards.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute to the registered holders of its shares all or substantially all of its net-investment income, which includes dividends, interest and net short-term capital gains, if any, in excess of any net long-term capital losses. Each Fund intends to distribute any net long-term capital gains in excess of any net short-term capital losses. Dividends from net investment income are declared daily and paid annually. Dividends are paid on or about the last business day of each month. Net capital gains, if any, will be paid annually. In determining amounts of capital gains to be distributed, any capital loss carry-forwards from prior years will be offset against capital gains.

Dividends and distributions are paid in additional Fund shares based on the net asset value at the close of business on the record date, unless the dividends total in excess of $10 per distribution period and the shareholder notifies the Fund at least five business days prior to the payment date to receive such distributions in cash.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, no interest will accrue on amounts represented by uncashed dividend or distribution checks.

TAXES

Each Fund intends to remain qualified and elect to be treated as a regulated investment company ("RIC") under Subchapter M of the Code for each taxable year. As long as each Fund so qualifies, each Fund (but not its shareholders) will not be subject to U.S. federal income tax on the part of its net ordinary income and realized net capital gains that it distributes to shareholders. Each Fund intends to distribute substantially all of such income.

In order to remain qualified as a RIC, each Fund generally must, among other things, (a) derive at least 90% of its gross income from dividends, interest, proceeds from loans of securities and certain other related income; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of each Fund's assets is represented by cash and cash items, government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount no greater than 5% of each Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

As a RIC, each Fund will not be subject to U.S. Federal income tax on its income and net capital gains that it distributes provided that it distributes to shareholders an amount equal to at least 90% of its investment company taxable income, and 90% of its net tax exempt interest income, for the taxable year. Each Fund intends to distribute sufficient income to meet this qualification requirement.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4%excise tax. To avoid the tax, each Fund must distribute during each calendar year the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its net capital gains, i.e., net long-term capital gains in excess of its short-term capital losses for the one-year period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for the previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid during the calendar year if it actually is paid during the calendar year or if it is declared by the distributing Fund in October, November or December of such year, payable to shareholders of record on a date in such month but actually paid by each Fund during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of such December 31, in the calendar year in which such dividend is declared rather than on the date on which the distributions are received.

Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income, whether or not reinvested. It is not anticipated that any portion of such dividends will qualify for either the 15% maximum rate on qualified dividends and/or the corporate dividends received deduction.

Any net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than one year over net short-term capital losses, and including such 60% of gains from certain transactions in futures and options) distributed to shareholders will be taxable as long-term capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum long-term capital gains rate for individuals is currently 15%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.


Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Except as discussed below, the amount of any CDSC will reduce the amount realized on the sale or exchange of shares for purposes of determining gain or loss. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than one year and long-term capital gain (currently taxable at the maximum rate of 15% if such shares were held for more than one year). In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than one year. To the extent not disallowed, any such loss will be treated as long-term capital loss if such shares were held for more than one year. A loss recognized on the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distribution with respect to such shares.

Generally, any loss realized on a sale or exchange of shares of a Fund will be disallowed if other shares of such Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain circumstances the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of a Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

The Code includes special rules applicable to the listed futures contracts that a Fund may purchase or sell. Such options and contracts are classified as
Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of
Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes("marked-to-market").

A portion of each Fund's transactions in futures contracts may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions is a Section 1256 contract would constitute a "mixed straddle" under the Code. The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) "short sale" rules which may terminate the holding period of securities owned by a Fund when offsetting positions are established and which may convert certain losses from short-term to long-term, and (iv) "conversion transaction" rules which may treat all or a portion of the gain on a transaction as ordinary income rather than as capital gains. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.

Code Section 1259 requires the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g., stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or identical property short, or enters into other similar transactions.

A Fund may be required to backup withhold U.S. Federal income tax (currently at the rate of 28%) of all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability.

Ordinary income dividends paid by a Fund to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes. In addition, foreign investors should consult with their own tax advisers regarding the particular tax consequences to them of an investment in each Fund. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management and investment policies.

                                RETIREMENT PLANS

Shares of the Funds may be purchased by various types of qualified retirement plans. The summary below is only a brief description of these plans and does not purport to be complete. Further information or an application to invest in shares of a Fund through purchase by any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850. However, it is recommended that anyone considering an acquisition of shares by a retirement plan consult a tax adviser before the acquisition is made.

PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers and certain employee associations to establish qualified pension and profit sharing plans for employees, including those who are self-employed individuals or partners. Each qualified pension or profit sharing plan provides tax advantages for employers and participants. Contributions made by the employers are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

INDIVIDUAL 401(k)

The individual 401(k) plan is intended for owner-only businesses and businesses with employees that can be excluded under federal laws governing plan coverage requirements. The Individual 401(k) is a type of 401(k) plan made newly relevant to owner-only businesses because of changes made to the section 415 and 404 limits provided by the Economic Growth and Tax Relief Act of 2001 (EGTRRA). The Individual 401(k) generally allows for an employer contribution of 25% of compensation and an employee salary deferral up to the limit defined in IRC
Section 402(g). In addition, because of its smaller size, the Individual 401(k) is also less complex and less costly than the typical multiple-employee 401(k) plan.

529 PLAN

The 529 plan is a state-sponsored educational savings vehicle. Plan assets grow on a tax free basis and distributions from the plan used to pay educational expenses are federal income tax free. In addition, participants may be able to deduct contribution amounts from state income taxes depending on their state or residence. Unlike pre-paid tuition plans, 529 accounts are considered parental assets and only 5.6% of the account balance per year can be considered when determining the amount of eligible financial aid.

TAX-SHELTERED CUSTODIAL ACCOUNTS

Section 403(b)(7) of the Code permits public school employees, and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to establish accounts through which shares of a Fund may be purchased. Subject to certain limitations, contributions by or on behalf of these employees to such accounts, and the earnings thereon, are excluded from their gross income for tax purposes until withdrawn.

TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS

Section 408 of the Code permits eligible individuals to contribute to an individual retirement account or annuity (a "Traditional IRA"), including an account under a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA. Traditional IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals to make contributions, the amount (if any) entitled to be contributed on a deductible basis, and the time by which distributions must commence. In addition, certain distributions from some other types of retirement plans may be deposited on a tax-deferred basis in a Traditional IRA. Earnings on the funds in a Traditional IRA are not taxable until withdrawn.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION ("SARSEP")

A SARSEP offers a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee's paycheck on a before-tax basis, and are deposited into an IRA by the employer. These contributions are not included in the employee's income and therefore are not reported or deducted on his or her tax return. Contributions and the earnings thereon are taxable when withdrawn. A SARSEP may not be established after 1996. A SARSEP established before 1997 may continue.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES ("SIMPLE IRA")

This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee's paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions for the employee. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions, or the earnings thereon, until they are withdrawn.

ROTH IRA

Roth IRAs were  introduced by the Taxpayer  Relief Act of 1997.  Generally under
Section 408A of the Code, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $150,000, may contribute to a Roth IRA. Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.

EDUCATION IRA

Education IRAs were introduced by the Taxpayer Relief Act of 1997. Generally, under Section 530 of the Code, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $150,000, may contribute up to $500 ($2,000 after 2001) each year to an Education IRA on behalf of a child under the age of 18. Contributions are not tax-deductible but distributions are tax-free if used for qualified educational expenses.

                             DESCRIPTION OF SHARES

Ownership of the Trust is represented by transferable shares of beneficial interest. The Declaration of Trust of the Trust (the "Declaration of Trust") permits the Trustees to issue an unlimited number of full and fractional shares, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests of the Trust.

Currently, four series of shares of the Trust have been authorized pursuant to the Declaration of Trust: 2010 High-Water Mark Fund, 2015 High-Water Mark Fund, 2020 High-Water Mark Fund and 2025 High-Water Mark Fund. Each Fund has two classes designated as Class A and Class II shares. The Trustees may authorize the creation of additional series of shares so as to be able to offer to investors additional investment portfolios within the Trust that would operate independently from the Trust's present portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Trust's shares represents the interests of the shareholders of that series in a particular portfolio of Trust assets. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

Shareholders are entitled to a full vote for each full share held. The Trustees have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Trustees, and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders. In the event that less than the majority of the Trustees holding office have been elected by the Shareholders, the Trustees then in office shall call a Shareholders' meeting for the election of Trustees. There shall be no cumulative voting in the election of Trustees, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees. Although the Trust need not hold annual meetings of shareholders, the Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act, the Declaration of Trust or upon any other matter as to which such vote or authority is deemed by the Trustees to be necessary or desirable. Also, a shareholders' meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Trust. In addition, the Trustees may be removed by the action of the holders of record of two-thirds or more of the outstanding shares. All series of shares will vote with respect to certain matters, such as election of Trustees. When all series of shares are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Fund's policies, only shareholders of the series affected by the matter may be entitled to vote.

All classes of shares of the Funds are  identical in all  respects,  except that
(i) each class may bear differing  amounts of certain  class-specific  expenses,
(ii) Class A shares are subject to an ongoing account maintenance and service fee, (iii) Class II shares are subject to an initial sales charge, a CDSC, a distribution fee and an ongoing account maintenance and service fee; (v) except for the 2010 High-Water Mark Fund, Class II shares convert automatically to Class A shares on the first business day of the month approximately eight years after the purchase of such Class II shares, (vi) each class has voting rights on matters that pertain to the Rule l2b-1 plan adopted with respect to such class, and (vii) each class of shares will be exchangeable only into the same class of shares of any of the other SAMFs. All shares of a Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.

The Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust is liable to the Trust or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his or its own willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. It also provides that all third persons shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust. The Trust shall continue, without limitation of time, subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

                             ADDITIONAL INFORMATION

REPORTS TO SHAREHOLDERS

The Trust sends audited annual and unaudited semi-annual reports to shareholders of the Funds. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with a Fund to confirm transactions in the account.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, serves as custodian and Transfer Agent for the Funds and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Trust. Transfer agent functions are performed for State Street, by Boston Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street.


INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL

[______________________], serves as the Trust's independent accountants and in that capacity examines the annual financial statements of the Funds. The firm of Dechert LLP, 30 Rockefeller Plaza, New York, NY 10112, serves as legal counsel to the Trust.

                              FINANCIAL STATEMENTS

[The audited statement of assets and liabilities dated [_____________] is set forth below].

[_________________________________]


[Once available, you may request a copy of the Trust's annual report at no charge by calling (800) 858-8850 or writing the Trust at AIG SunAmerica Fund Services, Inc., Mutual Fund Operations, Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.]

                                    APPENDIX

                     BOND, NOTE AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF APPLICABLE MOODY'S CORPORATE BOND RATINGS

     Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

NOTE: Moody's may apply numerical modifiers 1, 2 and 3 to issues rated Aa to denote relative strength within such classification. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the Aa rating category.

DESCRIPTION OF APPLICABLE MOODY'S NOTE RATINGS

     MIG 1 Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG 2 Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

DESCRIPTION OF APPLICABLE MOODY'S COMMERCIAL PAPER RATINGS

The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities

Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

          o    Leading market positions in well established industries

          o    High rates of return on funds employed

          o Conservative capitalization structures with moderate reliance on debt and ample asset protection

          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation

          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Among the factors  considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent Trust and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF APPLICABLE S&P'S RATING SERVICES, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. ("S&P") BOND RATINGS

An S&P corporate rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     Plus (+) or minus (-): The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

     PROVISIONAL RATINGS:

     P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

     L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

     * Continuance of the rating is contingent upon S&P receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR     Indicates  that  no  rating  has  been  requested,   that  there  is
            insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

APPLICABLE BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated "AAA" or "AA" (commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF APPLICABLE S&P NOTE RATINGS

     SP-1 The designation "SP-1" indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics.

     SP-2 An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

DESCRIPTION OF APPLICABLE S&P COMMERCIAL PAPER RATINGS.

A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days.

     A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                     PART C

                                OTHER INFORMATION

ITEM 23:          EXHIBITS.

   (a)      (i)   Certificate of Trust - filed herewith.

           (ii)   Declaration of Trust- filed herewith.

   (b)            By-Laws - filed herewith.

   (c)            Not applicable.

   (d)      (i)   Investment Advisory and Management Agreement between
                  Registrant and SunAmerica Asset Management Corp.
                  ("SunAmerica") - to be filed by amendment.

           (ii) Subadvisory Agreement between Registrant and Trajectory Asset Management ("Trajectory") - to be filed by amendment.

   (e)      (i)   Distribution Agreement between Registrant and SunAmerica
                  Capital Services, Inc. - to be filed by amendment.

           (ii)   Form of Dealer Agreement - to be filed by amendment.

   (f) Directors'/Trustees' Retirement Plan - to be filed by amendment.

   (g) Custodian Agreement between Registrant and State Street Bank and Trust Company - to be filed by amendment.

   (h)      (i)   Transfer Agency and Service Agreement between Registrant
                  and State Street Bank and Trust Company - to be filed by amendment.

           (ii) Service Agreement between Registrant and SunAmerica Fund Services, Inc. - to be filed by amendment.

          (iii) Form of Administrative and Shareholder Services Agreement - to be filed by amendment.

           (iv) Put Agreement among Registrant, SunAmerica, Trajectory and Prudential Global Funding ("PGF") - to be filed by amendment.

   (i) Opinion of Counsel to the Registrant - to be filed by amendment.

   (j) Consents of Independent Accountants - to be filed by amendment.

   (k)            [Financial Statements of PGF - to be filed by amendment.]

   (l)            Not applicable.

   (m)      (i)   Distribution Plan pursuant to Rule 12b-1 (Class A shares) - to be filed by amendment.

           (ii) Distribution Plan pursuant to Rule 12b-1 (Class II shares) - to be filed by amendment.

   (n)            Rule 18f-3 Plan - to be filed by amendment.

   (o)            Not applicable.

   (p)      (i)   Code of Ethics of SunAmerica - to be filed by amendment.

           (ii)   Code of Ethics for Trajectory - to be filed by amendment.


ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  There are no persons controlled by or under common control with Registrant.


ITEM 25.          INDEMNIFICATION.

                  Article VII, Section 3 of the Registrant's Declaration of Trust provide as follows:

Section 3         INDEMNIFICATION

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) for purposes of this Section 3 and Section 5 of this
                  Article VII below, "agent" means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; "proceeding" means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and "liabilities" and "expenses" includes, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(c) The Trust's financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
(ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

                  Information concerning business and other connections of SunAmerica is incorporated herein by reference to SunAmerica's Form ADV (File No. 801-19813), which is currently on file with the Securities and Exchange Commission. [Information concerning business and other connections of Trajectory is incorporated herein by reference to Trajectory's Form ADV (File No. 801-_____), which is currently on file with the Securities and Exchange Commission.]

                  Reference is also made to the caption "Fund Management" in the Prospectus constituting Part A of the Registration Statement and "Manager, Adviser, Personal Securities Trading, Distributor and Administrator" and "Trustees and Officers" in the statement of additional information constituting Part B of the Registration Statement.

ITEM 27.          PRINCIPAL UNDERWRITERS.

                  (a) The principal underwriter of the Registrant also acts as principal underwriter for:

                  SunAmerica Income Funds
                  SunAmerica Equity Funds
                  SunAmerica Money Market Funds, Inc.
                  SunAmerica Style Select Series, Inc.
                  SunAmerica Strategic Investment Series, Inc.
                  SunAmerica Senior Floating Rate Fund, Inc.

                  (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's
Shares:

Name and Principal
Business Address                     Position With Underwriter             Position with the Registrant
--------------------------------------------------------------------------------------------------------
Peter A. Harbeck                     Director                              Trustee
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311
--------------------------------------------------------------------------------------------------------
J. Steven Neamtz                     Chief Executive Officer,              Vice President
Harborside Financial Center          President and Director
3200 Plaza 5
Jersey City, NJ 07311
--------------------------------------------------------------------------------------------------------
Robert M. Zakem                      Executive Vice President              President
Harborside Financial Center          General Counsel and Director
3200 Plaza 5
Jersey City, NJ 07311
--------------------------------------------------------------------------------------------------------

                  (c) Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.

                  SunAmerica, Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 or an affiliate thereof, will maintain physical possession of each such accounts, books or other documents of Registrant, except for those maintained by Registrant's custodian, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, and its affiliate, National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572. SunAmerica also maintains records at 2929 Allen Parkway, Houston, Texas 77019.

ITEM 29.          MANAGEMENT SERVICES.

                  Not applicable.

ITEM 30.          UNDERTAKINGS.

                  Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey on the 31st day of December, 2003.


                                                  AIG SERIES TRUST
                                                  (Registrant)



                                                  By: /s/ ROBERT M. ZAKEM
                                                      -----------------------
                                                          Robert M. Zakem
                                                          President



                  Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.


          Signatures                                  Title                                Date
          ----------                                  -----                                ----

                   *                    Trustee                                       December 31, 2003
--------------------------------
Peter A. Harbeck


/s/ Robert M. Zakem                     President (Principal Executive Officer)       December 31, 2003
--------------------------------
Robert M. Zakem


                   *                    Treasurer (Principal Financial and            December 31, 2003
--------------------------------        Accounting Officer)
Donna M. Handel






*By: /s/ ROBERT M. ZAKEM                                                              December 31, 2003
    ----------------------------
      Robert M. Zakem, Attorney-in-Fact**


** Pursuant to Powers of Attorney filed with this Registration Statement.

                               POWERS OF ATTORNEY

            KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned Trustee and officers of AIG Series Trust (the "Trust") do hereby severally constitute and appoint Peter A. Harbeck, Robert M. Zakem and Joseph P. Kelly or any of them, the true and lawful agents and attorneys-in-fact of the undersigned with respect to all matters arising in connection with the Registration Statement, any and all amendments (including post-effective amendments) thereto and any other of the Trust's filings with the Securities Exchange Commission, including proxy statements and filings on Form N-14, with full power and authority to execute said Registration Statement or filing for and on behalf of the undersigned, in our names and in the capacity indicated below, and to file the same, together with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission. The undersigned hereby gives to said agents and attorneys-in-fact full power and authority to act in the premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned hereby ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

            WITNESS the due execution hereof on the date and in the capacity set forth below.

cSIGNATURE                        TITLE                                        DATE
---------                        -----                                        ----

/s/ PETER A. HARBECK             Trustee                               December 31, 2003
-----------------------
Peter A. Harbeck

/s/ DONNA M. HANDEL              Treasurer (Principal Financial        December 31, 2003
-----------------------          and Accounting Officer)
Donna M. Handel


/s/ ROBERT M. ZAKEM              President (Principal Executive        December 31, 2003
-----------------------          Officer)
Robert M. Zakem

                                  EXHIBIT INDEX

(a)(i)  Certificate of Trust

(a)(ii) Declaration of Trust

(b)     By-Laws